SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-76309)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 35            [X]
and
REGISTRATION STATEMENT (No. 811-3407)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 35  [X]
Fidelity Institutional Tax-Exempt Cash Portfolios
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (x) on May 30, 1997 pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and intends to file the Notice required by such Rule by May 30, 1997.
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS CLASS I

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2            ..............................   Expenses

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices; Fundamental Investment
                                              Policies and Restrictions

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses; Management
                                              Fee

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; Cover Page;
                                              FMR and Its Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses;
                                              Other Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Cover Page; Charter

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses; Other Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable


FIDELITY INSTITUTIONAL
MONEY MARKET
FUNDS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of
the Statement of Additional Information (SAI) dated    May 30    ,
199   7    . The SAI has been filed with the Securities and Exchange
Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Client Services 82 Devonshire Street, Boston, MA 02109 at 1-800-843-3001, or your investment professional.
INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD
OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION        NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
IMMI-pro-0   597
   FUND
   NUMBER
TREASURY ONLY CLASS I 680
TREASURY  CLASS I 695
GOVERNMENT CLASS I 057
DOMESTIC  CLASS I 690
RATED MONEY MARKET CLASS I 052
MONEY MARKET CLASS I 059
TAX-EXEMPT  CLASS I 056
PROSPECTUS
   MAY 30    , 199   7    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES Class I's yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's
                                         financial data.

                                         PERFORMANCE

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             HOW TO BUY SHARES Opening an account and
                                         making additional investments.

                                         HOW TO SELL SHARES Taking money out and
                                         closing your account.

                                         INVESTOR SERVICES Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations
                                         and the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS


   KEY FACTS


WHO MAY WANT TO INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Each of Treasury Only, Treasury, and Government offers an added measure of safety with its focus on U.S. Treasury or Government securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class II and Class III shares, which are not offered through this prospectus, from your investment professional, or by calling Fidelity Client Services at 1-800-843-3001. Contact your investment professional to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class I shares of a fund.
Maximum sales charge on purchases and reinvested distributions   None

Maximum deferred sales charge                                    None

Redemption fee                                                   None

Exchange fee                                                     None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR). In addition, each fund is responsible for certain other expenses.
Class I's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses, adjusted to reflect current fees, of Class I of each fund and are calculated as a percentage of average net assets of Class I of each fund. In addition, on behalf of Rated Money Market, FMR has entered into arrangements with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce fund expenses. Each of Treasury Only, Treasury, Government, Domestic, Money Market, and Tax-Exempt has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses.
       Class I Operating Expenses

TREASURY ONLY      Management fee                     0.20
                                                      %

                12b-1 fee (Distribution fee)          None

                Other expense   s                     0.00%
                                                      A

                Total operating        expenses    0.2   0    %
                                                   A

TREASURY        Management f   e    e              0.2   0
                                                          %

                12b-1 fee (Distribution fee)       Non   e

                Other expense   s                  0.0   0    %
                                                   A

                Total operatin   g     expenses    0.2   0    %
                                                   A

   GOVERNMENT                  Management fee                        0.20
                                                                     %

                            12b-1 fee (Distribution fee)          Non   e

                            Other expense   s                     0.0   0    %
                                                                  A

                            Total operating ex   p    enses       0.2   0    %
                                                                  A

   DOMESTIC                    Management fee                        0.20
                                                                     %

                            12b-1 fee (Distribution fee)          N   o    ne

                            Other expense   s                     0.0   0    %
                                                                  A

                            Total operatin   g     expenses       0.2   0    %
                                                                  A

   RATED MONEY MARKET          Management fee                     0.20%
                                                                  A

                            12b-1 fee (Distribution fee)          N   o    ne

                            Other expense   s                     0.0   0
                                                                         %

                            Total operating expen   s    es       0.2   0    %
                                                                  A

   MONEY MARKET                Management fee                     0.18%
                                                                  A

                            12b-1 fee (Distribution fee)          N   o    ne

                            Other expense   s                     0.0   0    %
                                                                  A

                            Total operatin   g     expenses       0.1   8    %
                                                                  A

   TAX-EXEMPT                  Management fee                        0.20
                                                                     %

                               12b-1 fee (Distribution fee)          None

                               Other expenses                     0.00%
                                                                  A

                               Total operating expenses           0.20%
                                                                  A

   A AFTER EXPENSE REDUCTIONS.
EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Class I shares, assuming a 5% annual return and full redemption at the end of each time period:
                     1            3            5             10
                     Year         Years        Years         Years

Treasury Only        $    2       $    6       $ 1   1       $ 2   6

Treasury             $    2       $    6       $ 1   1       $ 2   6

Government           $    2       $    6       $ 1   1       $ 2   6

Domestic             $    2       $    6       $ 1   1       $ 2   6

Rated Money Market   $    2       $    6       $ 1   1       $ 2   6

Money Market         $    2       $    6       $ 1   0       $ 2   3

Tax-Exempt           $    2       $    6       $ 1   1       $ 2   6

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class I of each fund to the extent
that total operating expenses exceed    0.20% (0.18% for Money Market) of
its average net assets.     If these agreements were not in effect, the
management fee, other expenses, and total operating expenses, as a
percentage of average net assets, of Class I of each fund    would have
been, 0.20%, 0.00%, and 0.20% for Treasury Only; 0.20%, 0.04%, and 0.24%
for Treasury; 0.20%, 0.05%, and 0.25% for Government; 0.20%, 0.07%, and
0.27% for Domestic; 0.42%, 0.00%, and 0.42% for Rated Money Market; 0.20%, 0.07%, and 0.27% for Money Market; and 0.20%, 0.06%, and 0.26% for
Tax-Exempt. Expenses eligible for     reimbursement do not include
interest, taxes, brokerage commissions and extraordinary expenses.


FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Treasury, Government, Domestic and Money Market have been audited by Price Waterhouse LLP, independent accountants. The financial highlights tables that follow for Treasury Only, Rated Money Market and Tax-Exempt have been audited by Coopers & Lybrand L.L.P., independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) for a free copy of the Annual Report or the SAI.
   TREASURY ONLY - CLASS I



    Selected Per-Share Data and Ratios

 Years ended March 31       1997            1996           1995A          1994B          1993B          1992B          1991C

 Net asset value,
beginning of period         $ 1.000         $ 1.000        $ 1.000        $ 1.000        $ 1.000        $ 1.000        $ 1.000

 Income from Investment Operations

  Net interest income        .050            .054           .033           .032           .031           .045           .055

 Less Distributions

  From net interest income   (.050)          (.054)         (.033)         (.032)         (.031)         (.045)         (.055)

 Net asset value, end of
period                      $ 1.000         $ 1.000        $ 1.000        $ 1.000        $ 1.000        $ 1.000        $ 1.000

 Total returnD               5.17%           5.56           3.38           3.27           3.10           4.64           5.63
                                            %              %              %              %              %              %

 Net assets, end of period
(000 omitted)               $ 1,156,667     $ 1,361,05     $ 1,266,28     $ 1,049,17     $ 1,047,79     $ 1,197,55     $ 705,543
                                            0              5              0              1              9

 Ratio of expenses to
average net assetsE          .20%            .20            .20            .20            .20            .20            .03
                                            %              %F             %              %              %              %F

 Ratio of net interest
income to average net       5.05%           5.41           5.02           3.22           3.05           4.43           6.34
 assets                                    %              %F             %              %              %              %F


 A AUGUST 1, 1994 TO MARCH 31, 1995
B YEAR ENDED JULY 31
C OCTOBER 3, 1990 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1991
D TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F ANNUALIZED
TREASURY - CLASS I



 Selected Per-Share Data
 and Ratios

 Years ended March
31           1997        1996        1995        1994        1993        1992        1991        1990        1989       1988

 Net asset value,
beginning    $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000    $ 1.000
 of period

 Income from Investment
 Operations

  Net interest
income       .052        .056        .047        .030        .034        .053        .076        .088        .078       .064

 Less Distributions

  From net interest
income       (.052)      (.056)      (.047)      (.030)      (.034)      (.053)      (.076)      (.088)      (.078)     (.064)

 Net asset value,
end of       $ 1.000    $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000    $ 1.000
 period

 Total
returnA      5.30%       5.79%       4.78%       3.06%       3.46%       5.41%       7.87%       9.13%       8.11%      6.60%

 Net assets,
end of period $ 5,598,3  $ 7,134,0   $ 4,688,1   $ 4,551,9   $ 5,589,6   $ 5,476,8   $ 3,281,6   $ 1,481,3   $ 658,06   $ 379,50
 (000 omitted) 30        49          98          18          63          52          86          24          8          1

 Ratio of
expenses to   .20%       .20%        .18%        .18%        .18%        .18%        .18%        .19%        .20%       .20%
 average net assetsB

 Ratio of net interest
income        5.17%       5.61%       4.71%       3.01%       3.38%       5.12%       7.50%       8.63%       7.92%      6.46%
 to average net assets


 A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
GOVERNMENT - CLASS I



 Selected Per-Share Data
 and Ratios

 Years ended March
31         1997        1996        1995        1994        1993        1992        1991        1990        1989        1988

 Net asset value,
beginning  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 of period

 Income from Investment
 Operations

  Net interest
income      .052        .057        .048        .031        .035        .054        .077        .088        .079        .068

 Less Distributions

  From net interest
income      (.052)      (.057)      (.048)      (.031)      (.035)      (.054)      (.077)      (.088)      (.079)      (.068)

 Net asset value,
end of     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 period

 Total
returnA    5.37%       5.84%       4.86%       3.13%       3.56%       5.55%       7.94%       9.15%       8.19%       6.98%

 Net assets, end
of period  $ 2,810,7   $ 3,064,1   $ 3,321,0   $ 3,764,5   $ 5,686,1   $ 4,603,7   $ 3,613,8   $ 2,815,6   $ 1,918,3   $ 1,878,7
 (000 omitted) 17      36          66          44          66          81          38          22          42          86

 Ratio of expenses
to         .20%       .20%        .18%        .18%        .18%        .18%        .18%        .20%        .20%          .20%
 average net assetsB

 Ratio of net interest
income     5.25%      5.69%       4.77%       3.07%       3.50%       5.33%       7.62%       8.74%       7.90%         6.78%
 to average net assets


 A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
DOMESTIC - CLASS I



 Selected Per-Share Data and
 Ratios

 Years ended March 31            1997        1996         1995        1994        1993        1992        1991        1990D

 Net asset value, beginning of   $ 1.000     $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 period

 Income from Investment
 Operations

  Net interest income            .053        .057         .049        .031        .034        .054        .078          .035

 Less Distributions

  From net interest income       (.053)      (.057)       (.049)      (.031)      (.034)      (.054)      (.078)        (.035)

 Net asset value, end of
period                           $ 1.000     $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

 Total returnB                   5.40%       5.85%        4.97%       3.14%       3.50%       5.50%       8.11%         3.52%

 Net assets, end of period (000  $ 919,554   $ 1,117,91   $ 771,937   $ 656,976   $ 804,354   $ 558,727   $ 355,369   $ 330,974
 omitted)                                    7

 Ratio of expenses to average    .20%        .20%         .18%        .18%        .18%        .18%        .18%          .06%A
 net assetsC

 Ratio of net interest income to 5.26%       5.66%        4.94%       3.09%       3.43%       5.24%       7.79%       8.44%A
 average
 net assets


 A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER..
D NOVEMBER 3, 1989 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1990
RATED MONEY MARKET - CLASS I



 Selected Per-Share Data
 and Ratios

 Years
ended    1997      1996D       1995E      1994E     1993E     1992F       1991G      1990G     1989G       1988G       1987G
 March 31

 Net
asset    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
 value,
 beginning of
 period

 Income from
 Investment
 Operations

  Net inter
est      .053        .032      .054       .033       .029       .034        .063        .080        .089      .070       .062
 income

 Less
 Distributions

  From
net     (.053)      (.032)      (.054)     (.033)    (.029)      (.034)     (.063)      (.080)      (.089)     (.070)     (.062)
 interest
income

 Net
asset   $ 1.000     $ 1.000     $ 1.000     $ 1.000   $ 1.000     $ 1.000    $ 1.000    $ 1.000     $ 1.000     $ 1.000   $ 1.000
 value,
 end of period

 Total
returnB 5.39%       3.21%       5.53%       3.34%     2.93%       3.44%       6.44%     8.27%       9.26%       7.27%      6.42%

 Net
assets,$ 312,892   $ 223,772  $ 300,863   $ 399,333  $ 611,410  $ 765,721   $ 851,872  $ 944,782   $ 1,273,7   $ 1,035,7  $ 1,231,7
 end of period                                                                                     45          56         68
 (000 omitted)

 Ratio
of    .20%C       .27%A,C     .42%        .42%       .42%       .42%A      .42%        .42%       .42%        .42%        .42%
 expenses to
 average
 net assets

 Ratio of
net    5.26%      5.46%A      5.33%       3.24%      2.89%       4.04%A    6.38%       8.01%      8.91%      7.00%       6.22%
 interest
 income to
 average net
 assets


 A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D SEPTEMBER 1,1995 TO MARCH 31, 1996
E YEAR ENDED AUGUST 31
F NOVEMBER1, 1991 TO AUGUST 31, 1992
G YEAR ENDED OCTOBER 31
MONEY MARKET - CLASS I

 Selected Per-Share Data and
 Ratios

 Years ended March
31         1997        1996        1995        1994        1993        1992        1991        1990        1989        1988

 Net asset value,
beginning  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 of period

 Income from Investment
 Operations

  Net interest
income     .053        .057        .049        .032        .035        .055        .078        .089        .080        .069

 Less Distributions

  From net interest
income    (.053)      (.057)      (.049)      (.032)      (.035)      (.055)      (.078)      (.089)      (.080)        (.069)

 Net asset value,
end of    $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 period

 Total
returnA    5.43%       5.90%       4.99%       3.20%       3.58%       5.59%       8.13%       9.25%       8.35%       7.14%

 Net assets, end of
period    $ 8,714,1   $ 6,465,9   $ 5,130,1   $ 3,200,2   $ 4,332,9   $ 3,990,3   $ 4,706,9   $ 4,127,8   $ 2,627,4   $ 2,524,7
 (000
omitted)     37         53          23            77            95       95            36       79            50          67

 Ratio of expenses
to       .18%        .18%        .18%        .18%        .18%        .18%        .18%        .20%        .20%          .20%
 average net assetsB

 Ratio of net interest
income   5.31%       5.73%       5.00%       3.15%       3.50%       5.42%       7.80%       8.82%       8.11%         6.95%
 to average net assets


 A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
TAX-EXEMPT - CLASS I



 Selected Per-Share Data and Ratios

 Years ended March
31         1997        1996        1995D       1994E       1993E       1992E       1991E       1990E       1989E       1988E

 Net asset value,
beginning  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000     $ 1.000
 of period

 Income from Investment
 Operations

  Net interest
income     .033        .036        .027        .024        .026        .040        .053        .058        .058        .046

 Less Distributions

  From net interest
income    (.033)      (.036)      (.027)      (.024)      (.026)      (.040)      (.053)      (.058)      (.058)        (.046)

 Net asset value,
end of     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 period

 Total
returnB    3.40%       3.70%       2.74%       2.44%       2.66%       4.02%       5.40%       6.00%       5.97%       4.72%

 Net assets, end of
period     $ 2,022,1   $ 1,806,9   $ 1,876,8   $ 2,390,6   $ 2,239,0   $ 2,556,9   $ 2,116,8   $ 1,984,6   $ 2,006,8   $ 2,080,8
 (000 omitted) 91      18          15          63          31          95          41          36          67          46

 Ratio of expenses
to         .20%        .19%        .18%A       .18%        .18%        .18%        .18%        .20%        .20%        .20%
 average net assetsC

 Ratio of net interest
income     3.34%       3.64%       3.20%A      2.41%       2.62%       3.90%       5.28%       5.82%       5.80%       4.65%
 to average net assets


   A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D JUNE 1,1994 TO MARCH 31, 1995
E YEAR ENDED MAY 31
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.

THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Treasury Only, Treasury, Government, Domestic, and Money Market are diversified funds of Fidelity Institutional Cash Portfolios, an open-end management investment company organized as a Delaware business trust on May 30, 1993. Rated Money Market is a diversified fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994. Tax-Exempt is a diversified fund of Fidelity Institutional Tax-Exempt Cash Portfolios, an open-end management investment company organized as a Delaware business trust on January 29, 1992. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own of each of Treasury Only, Treasury, Government, Domestic, Money Market, and Tax-Exempt. For shareholders of Rated Money Market, the number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs. FMR Texas Inc. (FMR Texas), located in Irving, Texas, has primary responsibility for providing investment management services.
As of    March 31, 1997    , FMR advised funds having approximately    30
    million shareholder accounts with a total value of more than $   438
    billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
   Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Class I shares of each fund. UMB Bank, n.a. (UMB) is the transfer agent for Tax-Exempt and is located at 1010 Grand Avenue, Kansas City, Missouri. UMB employs FIIOC to perform transfer agent servicing functions for Class I of the fund.
FMR Corp. is the ultimate parent company of FMR and, FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of April 30, 1997, approximately 37.55% of Treasury Only's total outstanding shares were held by Fist Union National Bank.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
EACH FUND'S INVESTMENT APPROACH
When you sell your shares of the funds, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds follow industry-standard guidelines on the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.
The funds earn income at current money market rates. Each fund stresses preservation of capital, liquidity, and income (tax-free income in the case of Tax-Exempt) and does not seek the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day, and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government.
TREASURY ONLY    seeks to obtain as high a level of current income as is
consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Treasury securities. The fund does not enter into repurchase agreements or reverse repurchase agreements.
The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
GOVERNMENT seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
DOMESTIC seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
RATED MONEY MARKET seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
MONEY MARKET seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements. TAX-EXEMPT seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
   The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR.
The fund normally invests so that at least 80% of its income distributions is exempt from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities.
They may be fully or partially backed by the local government, or by the credit of a private issuer, or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, healthcare, housing, transportation and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTION: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND    FORWARD PURCHASE OR SALE     TRANSACTIONS are trading
practices in which payment and delivery for the securit   y     take place
at a    later date than is customary for that type of security    . The
market value of    the     security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Each of Domestic, Rated Money Market, and Money Market will invest more than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt will not invest in a money market fund. Tax-Exempt does not currently intend to invest in repurchase agreements. Treasury Only, Treasury, Government, Domestic, Rated Money Market, and Money Market do not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic and Money Market may not invest more than 5% of its total assets in any one issuer, except that each fund may invest up
to 10% of its total assets in certain    other money market funds and
    in the highest quality securities of a single issuer for up to three
business days.    Rated Money Market may not invest more than 5% of its
total assets in any one issuer, except that the fund may invest up to 25% of its total assets in certain other money market funds and in the highest quality securities of a single issuer for up to three business days.
These limitations do not apply to U.S. Government securities.
With respect to 75% of its total assets, Tax-Exempt may not purchase a security if, as a result, more than 5% of its total assets would be
invested in the securities of a single issuer.        Th   is
    limitation do   es     not apply to U.S. Government securities.
Tax-Exempt may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Government, Domestic, Rated Money Market, and Money Market may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Only, Treasury, and Tax-Exempt may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING. A fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. Treasury Only, Treasury, Government, and Tax-Exempt do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
Each of Treasury, Government, Domestic, Rated Money Market, and Money Market seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
Each of Domestic, Rated Money Market, and Money Market will invest more than 25% of its total assets in obligations of companies in the financial services industry.
Each of Government, Domestic, Rated Money Market, and Money Market may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily
operations.        Expenses paid out of each class's assets are reflected
in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which
are explained on page        .
MANAGEMENT FEE
Each fund pays FMR a monthly management fee. Each of Treasury Only, Treasury, Government, Domestic, Money Market, and Tax-Exempt pays FMR a fee at an annual rate of 0.20% of its average net assets. Rated Money Market pays FMR a fee at an annual rate of 0.42% of its average net assets. FMR pays all of the other expenses of Rated Money Market with limited
exceptions. For the fiscal year ended March 31, 1997   ,     Treasury Only
paid FMR a management fee at an annual rate of 0.42% of its average net assets and FMR paid all of the other expenses of Treasury Only with limited exceptions.
FMR Texas is the funds' sub-adviser and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FMR Texas 50% of its management fee (before expense reimbursements) for FMR Texas's services. FMR paid FMR Texas fees
equal to    0.10    % of each of Treasury's, Government's, Domestic's,
Money Market's, and Tax-Exempt's average net assets, and    0.21    % of
   each of Treasury Only's and     Rated Money Market's average net assets
for the fiscal year ended    March 31, 1997.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class I shares of Treasury Only, Treasury,
Government,    Domestic, Rated Money Market,     and Money Market (the
Taxable Funds). Fidelity Service Company, Inc. (FSC) calculates the NAV and dividends for each Taxable Fund, and maintains the general accounting records for each Taxable Fund. These expenses are paid by FMR on behalf of Rated Money Market pursuant to its management contract.
For the fiscal year ended    March 31, 1997    , Class I of each of
Treasury    and     Government paid FIIOC fees equal to    0.03    % of its
average net assets,    Class I of Domestic paid FIIOC fees equal to 0.04%
of its average net assets, and Class I of Money Market paid FIIOC fees
equal to 0.05% of its average net assets.     For the fiscal year ended
   March 31, 1997,     each of Treasury, Government, Domestic, and Money
Market paid FSC fees equal to    0.01    % of its average net assets.
UMB has entered into a sub-arrangement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder services for Class I shares of Tax-Exempt. UMB has also entered into a sub-arrangement with FSC. FSC calculates the NAV and dividends for Tax-Exempt, and maintains Tax-Exempt's general accounting records. All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by Class I or the fund, as appropriate, for such payments.
For the fiscal year ended    March 31, 1997    , fees paid by UMB to FIIOC
on behalf of Class I of Tax-Exempt amounted to    0.03    % of Class I's
average net assets, and fees paid by UMB to FSC on behalf of Tax-Exempt
amounted to    0.01    % of its average net assets.
Class I of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan
recognizes that FMR may use its    management fee revenues, as well as its
past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Class I shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the funds' Class I shares. Currently the Board of Trustees of each fund has authorized such payments.
Each fund (other than Rated Money Market) also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Rated Money Market also pays other expenses, such as brokerage fees and commissions, taxes, and the compensation of trustees who are not affiliated with Fidelity.
   YOUR ACCOUNT


If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
HOW TO BUY SHARES
EACH CLASS'S SHARE PRICE, called NAV, is calculated every business day. The funds are managed to keep share prices stable at $1.00. Class I shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted. NAV is normally calculated at the times indicated in the table below.

                     NAV Calculation Times
Fund                 (Eastern Time)

Treasury Only        2:00 p.m.

Treasury             3:00 p.m. and 5:00 p.m.

Government           3:00 p.m. and 5:00 p.m.

Domestic             3:00 p.m. and 5:00 p.m.

Rated Money Market   3:00 p.m. and 5:00 p.m.

Money Market         3:00 p.m.

Tax-Exempt           12:00 noon


It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity    Investments
 P.O. Box    770002
    Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE
SYSTEM. Checks    and Automated Clearing House payments     will not be
accepted as a means of investment.
For wiring information and instructions, you should call the investment professional through which you trade or if you trade directly through Fidelity, call Fidelity Client Services. There is no fee imposed by the funds for wire purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
Fidelity Client Services:
Nationwide 1-800-843-3001
In order to receive same-day acceptance of your investment, you must contact Fidelity Client Services and place your order between 8:30 a.m. and the following times on days the funds are open for business.
                     Closing Times
Fund                 (Eastern Time)

Treasury Only        2:00 p.m.

Treasury             5:00 p.m.

Government           5:00 p.m.

Domestic             5:00 p.m.

Rated Money Market   5:00 p.m.

Money Market         3:00 p.m.

Tax-Exempt           12:00 noon


All wires must be received and accepted by the transfer agent at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on that day.

You are advised to wire funds as early in the day as possible, and to provide advance notice to Fidelity Client Services for purchases over $10 million ($5 million for Treasury Only).
You will earn dividends on the day of your investment, provided (i) you contact Fidelity Client Services and place your trade between 8:30 a.m. and the closing time indicated in the table above on days the fund is open for business, and (ii) the fund's designated wire bank receives the wire before the close of the Federal Reserve Wire System on the day your purchase order is accepted by the transfer agent.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000,000*
MINIMUM BALANCE $1,000,000
* THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY CLIENT SERVICES FOR MORE INFORMATION REGARDING THIS WAIVER.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted. NAV is
normally calculated at the times indicated in the table on page        .
It is the responsibility of your investment professional to transmit your order to redeem shares to Fidelity before the close of business on the day you place your order.

Redemption requests may be made by calling Fidelity Client Services at the
phone number listed on page        .
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions.
You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity
Client Services at the address shown on page        .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received and accepted by the transfer agent before the closing time indicated in the
table on page        , redemption proceeds will normally be wired on that
day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
You are advised to place your trades as early in the day as possible, and to provide advance notice to Fidelity Client Services for redemptions over $10 million ($5 million for Treasury Only).
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses, or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with FIIOC for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of each fund, dividends relating to Class I shares redeemed during the month can be distributed on the day of redemption. Each fund reserves the right to limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class I offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class I NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications.
TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gain distributions from each Taxable Fund are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains.
However, for shareholders of Tax-Exempt, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains. Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the fiscal year ended    March 31, 1997    ,    100    % of Treasury
Only's;    21    % of Treasury's;    25    % of Government's;    3    % of
Domestic's;    8    % of Rated Money Market's; and    1    % of Money
Market's income distributions were derived from interest on U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, the transfer agent will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
A portion of Tax-Exempt's dividends may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of Tax-Exempt's income from each state to help you calculate your taxes.
During the fiscal year ended    March 31, 1997    ,    100    % of
Tax-Exempt's income dividends was free from federal income tax.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS and its NAV is normally calculated each day that both the Federal Reserve Bank of Kansas City (Kansas City Fed) (for Tax-Exempt) or the Federal Reserve Bank of New York (New York Fed) (for the Taxable Funds) and the New York Stock Exchange (NYSE) are open. The following holiday closings have been scheduled for 1997: New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the Kansas City Fed or the New York Fed or the NYSE may modify its holiday schedule at any time. On any day that the Kansas City Fed or the New York Fed or the NYSE closes early, the principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days when the Kansas City Fed or the New York Fed or the NYSE is closed, each class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
 A CLASS'S NAV is the value of a single share. The NAV of Class I of each fund is computed by adding Class I's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class I's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class I, and dividing the result by the number of Class I shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
EACH FUND'S OFFERING PRICE (price to buy one share) is its NAV. Each fund's REDEMPTION PRICE (price to sell one share) is its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer agent may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call the transfer agent for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of transactions in excess of $10 million ($5 million for Treasury Only).
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received by the close of the Federal Reserve Wire System, you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
The income declared for Treasury, Government, Domestic and Rated Money Market is based on estimates of net interest income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
Shareholders of record as of the closing time indicated in the table on page will be entitled to dividends declared that day.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Shares of each fund do not receive the dividend declared on the day of redemption.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
When the NYSE, the Kansas City Fed (for Tax-Exempt), or the New York Fed (for Taxable Funds) is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, a fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
   IF YOUR ACCOUNT BALANCE FALLS BELOW $    1,000,000    you will be given
30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
   FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class I shares of any fund offered through this prospectus at no charge for Class I shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at 1-800-843-3001 between 8:30 a.m. and the closing time indicated in the table on page .
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address on page .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class I shares will be redeemed at the next determined NAV after your order is received and accepted. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

FIDELITY INSTITUTIONAL MONEY MARKET FUNDS CLASS II

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2            ..............................   Expenses

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices; Fundamental Investment
                                              Policies and Restrictions

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses; Management
                                              Fee

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; Cover Page;
                                              FMR and Its Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses;
                                              Other Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Cover Page; Charter

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses; Other Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable


FIDELITY INSTITUTIONAL
MONEY MARKET
FUNDS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of
the Statement of Additional Information (SAI) dated         May 30, 1997.
The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Client Services 82 Devonshire Street, Boston, MA 02109 at 1-800-843-3001, or your investment professional.
INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD
OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
IMMII-pro-0597
   FUND
   NUMBER
TREASURY ONLY CLASS II 542
TREASURY  CLASS II  600
GOVERNMENT CLASS II  604
DOMESTIC  CLASS II 692
RATED MONEY MARKET CLASS II 619
MONEY MARKET CLASS II 541
TAX-EXEMPT  CLASS II 544
PROSPECTUS
        MAY 30, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES Class II's yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's
                                         financial data.

                                         PERFORMANCE

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             HOW TO BUY SHARES Opening an account and
                                         making additional investments.

                                         HOW TO SELL SHARES Taking money out and
                                         closing your account.

                                         INVESTOR SERVICES Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations
                                         and the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS


   KEY FACTS


WHO MAY WANT TO INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Each of Treasury Only, Treasury, and Government offers an added measure of safety with its focus on U.S. Treasury or Government securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class I and Class III shares, which are not offered through this prospectus, from your investment professional, or by calling Fidelity Client Services at 1-800-843-3001. Contact your investment professional to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class II shares of a fund.
Maximum sales charge on purchases and   None
reinvested distributions

Maximum deferred sales charge           None

Redemption fee   None

Exchange fee   None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR). In addition, each fund is responsible for certain other expenses.
12b-1 fees are paid by Class II of each fund to the distributor for services and expenses in connection with the distribution of Class II shares of each fund.
Class II's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses, adjusted to reflect current fees, of Class II of each fund and are calculated as a percentage of average net assets of Class II of each fund. In addition, on behalf of Rated Money Market, FMR has entered into arrangements with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce fund expenses. Each of Treasury Only, Treasury, Government, Domestic, Money Market, and Tax-Exempt has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including this reduction, the total class operating expenses
presented in the table would have been    0.34% for Treasury Only    .
              Class II Operating Expenses

   TREASURY ONLY          Management fee                        0.20
                                                                %

                          12b-1 fee (Distribution fee)          0.15
                                                                %

                          Other expenses                        0.00%
                                                                A

                          Total operating expenses              0.35%
                                                                A

   TREASURY               Management fee                        0.20
                                                                %

                          12b-1 fee (Distribution fee)          0.15
                                                                %

                          Other expenses                        0.00%
                                                                A

                          Total operating expenses              0.35%
                                                                A

   GOVERNMENT                  Management fee                        0.20
                                                                     %

                               12b-1 fee (Distribution fee)          0.15
                                                                     %

                               Other expenses                        0.00%
                                                                     A

                               Total operating expenses              0.35%
                                                                     A

   DOMESTIC                    Management fee                        0.20
                                                                     %

                               12b-1 fee (Distribution fee)          0.15
                                                                     %

                               Other expenses                        0.00%
                                                                     A

                               Total operating expenses              0.35%
                                                                     A

   RATED MONEY MARKET          Management fee                        0.20%
                                                                     A

                               12b-1 fee (Distribution fee)          0.15
                                                                     %

                               Other expenses                        0.00
                                                                     %

                               Total operating expenses              0.35%
                                                                     A

   MONEY MARKET                Management fee                        0.18%
                                                                     A

                               12b-1 fee (Distribution fee)          0.15
                                                                     %

                               Other expenses                        0.00%
                                                                     A

                               Total operating expenses              0.33%
                                                                     A

   TAX-EXEMPT                  Management fee                        0.20
                                                                     %

                               12b-1 fee (Distribution fee)          0.15
                                                                     %

                               Other expenses                        0.00%
                                                                     A

                               Total operating expenses              0.35%
                                                                     A

   A AFTER EXPENSE REDUCTIONS
 EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Class II shares, assuming a 5% annual return and full redemption at the end of each time period:
      1      3
      Year   Years

   Treasury Only               $ 4          $ 11

   Treasury                    $ 4          $ 11

   Government                  $ 4          $ 11

   Domestic                    $ 4          $ 11

   Rated Money Market          $ 4          $ 11

   Money Market                $ 3          $ 11

   Tax-Exempt                  $ 4          $ 11

   THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class II of each fund to the extent
that total operating expenses exceed    0.20    % (   0.18    % for Money
Market) of its average net assets. If these agreements were not in effect, the management fee, other expenses, and total operating expenses, as a percentage of average net assets, of Class II of each fund would have been,
   0.20    %,    0.00    %, and    0.35    % for Treasury Only;
   0.20    %,    0.32    %, and    0.67    % for Treasury;    0.20    %,
   0.27    %, and    0.62    % for Government;    0.20    %,    2.02    %,
and    2.37    % for Domestic;    0.42    %,    0.00%    , and    0.57    %
for Rated Money Market;    0.20    %,    0.16    %, and    0.51    % for
Money Market; and    0.20    %,    0.22    %, and    0.57    % for
Tax-Exempt. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees. FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Treasury, Government, Domestic and Money Market have been audited by Price Waterhouse LLP, independent accountants. The financial highlights tables that follow for Treasury Only, Rated Money Market and Tax-Exempt have been audited by Coopers & Lybrand L.L.P., independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) for a free copy of the Annual Report or the SAI.
   TREASURY ONLY - CLASS II

   Selected Per-Share Data and Ratios

   Years ended March 31                                                       1997              1996A

   Net asset value, beginning of period                                       $ 1.000           $ 1.000

   Income from Investment Operations

    Net interest income                                                        .049              .020

   Less Distributions

    From net interest income                                                   (.049)            (.020)

   Net asset value, end of period                                             $ 1.000           $ 1.000

   Total returnB                                                               5.01%             2.04%

   Net assets, end of period (000 omitted)                                    $ 56,502          $ 102

   Ratio of expenses to average net assetsC                                    .35%              .35%E

   Ratio of expenses to average net assets after expense reductions            .34%D             .35%E

   Ratio of net interest income to average net assets                          4.94%             5.03%E


   A NOVEMBER 6, 1995 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1996
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
E ANNUALIZED
TREASURY - CLASS II

   Selected Per-Share Data and Ratios

   Years ended March 31                                         1997              1996A

   Net asset value, beginning of period                         $ 1.000           $ 1.000

   Income from Investment Operations

    Net interest income                                          .050              .021

   Less Distributions

    From net interest income                                     (.050)            (.021)

   Net asset value, end of period                               $ 1.000           $ 1.000

   Total returnB                                                 5.14%             2.14%

   Net assets, end of period (000 omitted)                      $ 89,801          $ 40,470

   Ratio of expenses to average net assetsC                      .35%              .35%D

   Ratio of net interest income to average net assets            5.01%             5.18%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1996
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D ANNUALIZED
GOVERNMENT - CLASS II

   Selected Per-Share Data and Ratios

   Years ended March 31                                         1997               1996A

   Net asset value, beginning of period                         $ 1.000            $ 1.000

   Income from Investment Operations

    Net interest income                                          .051               .021

   Less Distributions

    From net interest income                                     (.051)             (.021)

   Net asset value, end of period                               $ 1.000            $ 1.000

   Total returnB                                                 5.22%              2.16%

   Net assets, end of period (000 omitted)                      $ 108,636          $ 102

   Ratio of expenses to average net assetsC                      .35%               .35%D

   Ratio of net interest income to average net assets            5.10%              5.33%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1996
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D ANNUALIZED
DOMESTIC - CLASS II

   Selected Per-Share Data and Ratios

   Years ended March 31                                         1997             1996D

   Net asset value, beginning of period                         $ 1.000          $ 1.000

   Income from Investment Operations

    Net interest income                                          .051             .021

   Less Distributions

    From net interest income                                     (.051)           (.021)

   Net asset value, end of period                               $ 1.000          $ 1.000

   Total returnB                                                 5.24%            2.15%

   Net assets, end of period (000 omitted)                      $ 4,235          $ 2,105

   Ratio of expenses to average net assetsC                      .35%             .35%A

   Ratio of net interest income to average net assets            5.10%            5.20%A


   A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D NOVEMBER 6, 1995 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1996
RATED MONEY MARKET - CLASS II

   Selected Per-Share Data and Ratios

   Years ended March 31                                         1997              1996D

   Net asset value, beginning of period                         $ 1.000           $ 1.000

   Income from Investment Operations

    Net interest income                                          .051              .021

   Less Distributions

    From net interest income                                     (.051)            (.021)

   Net asset value, end of period                               $ 1.000           $ 1.000

   Total returnB                                                 5.23%             2.15%

   Net assets, end of period (000 omitted)                      $ 14,166          $ 4,709

   Ratio of expenses to average net assetsC                      .35%              .35%A

   Ratio of net interest income to average net assets            5.14%             5.06%A


   A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D NOVEMBER 6, 1995 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1996
MONEY MARKET - CLASS II

   Selected Per-Share Data and Ratios

   Years ended March 31                                         1997               1996A

   Net asset value, beginning of period                         $ 1.000            $ 1.000

   Income from Investment Operations

    Net interest income                                          .051               .022

   Less Distributions

    From net interest income                                     (.051)             (.022)

   Net asset value, end of period                               $ 1.000            $ 1.000

   Total returnB                                                 5.27%              2.17%

   Net assets, end of period (000 omitted)                      $ 167,583          $ 64,200

   Ratio of expenses to average net assetsC                      .33%               .33%D

   Ratio of net interest income to average net assets            5.16%              5.29%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1996
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D ANNUALIZED
TAX-EXEMPT - CLASS II

   Selected Per-Share Data and Ratios

   Years ended March 31                                         1997              1996D

   Net asset value, beginning of period                         $ 1.000           $ 1.000

   Income from Investment Operations

    Net interest income                                          .032              .013

   Less Distributions

    From net interest income                                     (.032)            (.013)

   Net asset value, end of period                               $ 1.000           $ 1.000

   Total returnB                                                 3.25%             1.34%

   Net assets, end of period (000 omitted)                      $ 60,247          $ 968

   Ratio of expenses to average net assetsC                      .35%              .35%A

   Ratio of net interest income to average net assets            3.21%             3.17%A


   A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D NOVEMBER 6, 1995 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1996
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Treasury Only, Treasury, Government, Domestic, and Money Market are diversified funds of Fidelity Institutional Cash Portfolios, an open-end management investment company organized as a Delaware business trust on May 30, 1993. Rated Money Market is a diversified fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994. Tax-Exempt is a diversified fund of Fidelity Institutional Tax-Exempt Cash Portfolios, an open-end management investment company organized as a Delaware business trust on January 29, 1992. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own of each of Treasury Only, Treasury, Government, Domestic, Money Market, and Tax-Exempt. For shareholders of Rated Money Market, the number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs. FMR Texas Inc. (FMR Texas), located in Irving, Texas, has primary responsibility for providing investment management services.
As of    March 31, 1997    , FMR advised funds having approximately    30
    million shareholder accounts with a total value of more than $   438
    billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
   Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Class II shares of each fund. UMB Bank, n.a. (UMB) is the transfer agent for Tax-Exempt and is located at 1010 Grand Avenue, Kansas City, Missouri. UMB employs FIIOC to perform transfer agent servicing functions for Class II of the fund.
FMR Corp. is the ultimate parent company of FMR and , FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of April 30, 1997, approximately 37.55% of Treasury Only's total outstanding shares were held by First Union National Bank.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
EACH FUND'S INVESTMENT APPROACH
When you sell your shares of the funds, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds follow industry-standard guidelines on the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.
The funds earn income at current money market rates. Each fund stresses preservation of capital, liquidity, and income (tax-free income in the case of Tax-Exempt) and does not seek the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day, and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government.
TREASURY ONLY s   eeks to obtain as high a level of current income as is
consistent with the preservation of principal and liquidity within the
limitations prescribed for the fund    .
The fund invests only in U.S. Treasury securities. The fund does not enter into repurchase agreements or reverse repurchase agreements.
The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
GOVERNMENT seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
DOMESTIC seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
RATED MONEY MARKET seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
MONEY MARKET seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements. TAX-EXEMPT seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
   The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR.
The fund normally invests so that at least 80% of its income distributions is exempt from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example,
U.S. Government securities such as those    issued by Fannie Mae are
supported by t    he instrumentality's right to borrow money from the U.S.
Treasury under
certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities.
They may be fully or partially backed by the local government, or by the credit of a private issuer, or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, healthcare, housing, transportation and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTION   :     A fund may not purchase a security if, as a result,
more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND    FORWARD PURCHASE OR SALE TRANSACTIONS     are trading
practices in which payment and delivery for the securit   y     take place
at a    later date than is customary for that type of security    . The
market value of    the     security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTION Each of Domestic, Rated Money Market, and Money Market will invest more than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt will not invest in a money market fund. Tax-Exempt does not currently intend to invest in repurchase agreements. Treasury Only, Treasury, Government, Domestic, Rated Money Market, and Money Market do not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic and Money Market may not invest more than 5% of its total assets in any one issuer, except that each fund may invest up
to 10% of its total assets    in certain other money market funds and
    in the highest quality securities of a single issuer for up to three
business days.    Rated Money Market may not invest more than 5% of its
total assets in any one issuer, except that the fund may invest up to 25% of its total assets in certain other money market funds and in the highest quality securities of a single issuer for up to three business days.
    These limitations do not apply to U.S. Government securities.
With respect to 75% of its total assets, Tax-Exempt may not purchase a security if, as a result, more than 5% of its total assets would be
invested in the securities of a single issuer.    This limitation does not
apply to U.S. Government securities.
Tax-Exempt may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Government, Domestic, Rated Money Market, and Money Market may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Only, Treasury, and Tax-Exempt may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING. A fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. Treasury Only, Treasury, Government, and Tax-Exempt do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
Each of Treasury, Government, Domestic, Rated Money Market, and Money Market seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
Each of Domestic, Rated Money Market, and Money Market will invest more than 25% of its total assets in obligations of companies in the financial services industry.
Each of Government, Domestic, Rated Money Market, and Money Market may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
MANAGEMENT FEE
Each fund pays FMR a monthly management fee. Each of Treasury Only, Treasury, Government, Domestic, Money Market, and Tax-Exempt pays FMR a fee at an annual rate of 0.20% of its average net assets. Rated Money Market pays FMR a fee at an annual rate of 0.42% of its average net assets. FMR pays all of the other expenses of Rated Money Market with limited
exceptions. For the fiscal year ended March 31, 1997   ,     Treasury Only
paid FMR a management fee at an annual rate of 0.42% of its average net assets and FMR paid all of the other expenses of Treasury Only with limited exceptions.
FMR Texas is the funds' sub-adviser and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FMR Texas 50% of its management fee (before expense reimbursements) for FMR Texas's services. FMR paid FMR Texas fees
equal to    0.10    % of each of Treasury's, Government's, Domestic's,
Money Market's, and Tax-Exempt's average net assets, and    0.21    % of
   each of Treasury Only's and     Rated Money Market's average net assets
for the fiscal year ended    March 31, 1997    .
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class II shares of Treasury Only, Treasury, Government, Domestic, Rated Money Market, and Money Market (the Taxable Funds). Fidelity Service Company, Inc. (FSC) calculates the NAV and dividends for each Taxable Fund, and maintains the general accounting records for each Taxable Fund. These expenses are paid by FMR on behalf of Rated Money Market pursuant to its management contract.
For the fiscal year ended    March 31, 1997    , Class II of each of
Treasury and Money Market paid FIIOC fees equal to    0.03    % of its
average net assets, Class II of Government paid FIIOC fees equal to
   0.04    % of its average net assets, and Class II of Domestic paid FIIOC
fees equal to    0.08    % of its average net assets. For the fiscal year
ended    March 31, 1997    , each of Treasury, Government, Domestic, and
Money Market paid FSC fees equal to    0.01    % of its average net assets.
UMB has entered into a sub-arrangement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder services for Class II shares of Tax-Exempt. UMB has also entered into a sub-arrangement with FSC. FSC calculates the NAV and dividends for Tax-Exempt, and maintains Tax-Exempt's general accounting records. All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by Class II or the fund, as appropriate, for such payments.
For the fiscal year ended    March 31, 1997    , fees paid by UMB to FIIOC
on behalf of Class II of Tax-Exempt amounted to    0.02    % of Class II's
average net assets, and fees paid by UMB to FSC on behalf of Tax-Exempt
amounted to    0.01    % of its average net assets.
Class II of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Under
the    p    lans, Class II of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in
connection with the distribution of Class II shares    of each fund    .
Class II of each fund currently pays FDC    a     monthly    distribution
fee     at an annual rate of 0.15% of its average net assets throughout the month.
The Plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of Class II shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the funds' Class II
shares.    Currently, t    he Board of Trustees of each fund has authorized
such payments.
Each fund (other than Rated Money Market) also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Rated Money Market also pays other expenses, such as brokerage fees and commissions, taxes, and the compensation of trustees who are not affiliated with Fidelity.
   YOUR ACCOUNT


If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
HOW TO BUY SHARES
EACH CLASS'S SHARE PRICE, called NAV, is calculated every business day. The funds are managed to keep share prices stable at $1.00. Class II shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted. NAV is normally calculated at the times indicated in the table below.

Fund                 NAV Calculation Times
                     (Eastern Time)

Treasury Only        2:00 p.m.

Treasury             3:00 p.m. and 5:00 p.m.

Government           3:00 p.m. and 5:00 p.m.

Domestic             3:00 p.m. and 5:00 p.m.

Rated Money Market   3:00 p.m. and 5:00 p.m.

Money Market         3:00 p.m.

Tax-Exempt           12:00 noon

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity    Investments
 P.O. Box    770002
    Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE
SYSTEM. Checks    and Automated Clearing House payments     will not be
accepted as a means of investment.
For wiring information and instructions, you should call the investment professional through which you trade or if you trade directly through Fidelity, call Fidelity Client Services. There is no fee imposed by the funds for wire purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
Fidelity Client Services:
Nationwide 1-800-843-3001
In order to receive same-day acceptance of your investment, you must contact Fidelity Client Services and place your order between 8:30 a.m. and the following times on days the funds are open for business.
                     Closing Times
Fund                 (Eastern Time)

Treasury Only        2:00 p.m.

Treasury             5:00 p.m.

Government           5:00 p.m.

Domestic             5:00 p.m.

Rated Money Market   5:00 p.m.

Money Market         3:00 p.m.

Tax-Exempt           12:00 noon


All wires must be received and accepted by the transfer agent at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on that day.

You are advised to wire funds as early in the day as possible, and to provide advance notice to Fidelity Client Services for purchases over $10 million ($5 million for Treasury Only).
You will earn dividends on the day of your investment, provided (i) you contact Fidelity Client Services and place your trade between 8:30 a.m. and the closing time indicated in the table above on days the fund is open for business, and (ii) the fund's designated wire bank receives the wire before the close of the Federal Reserve Wire System on the day your purchase order is accepted by the transfer agent.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $1,000,000*
MINIMUM BALANCE $1,000,000
* THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY CLIENT SERVICES FOR MORE INFORMATION REGARDING THIS WAIVER.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted. NAV is
normally calculated at the times indicated in the table on page        .
It is the responsibility of your investment professional to transmit your order to redeem shares to Fidelity before the close of business on the day you place your order.
   Redemption requests may be made by calling Fidelity Client Services at the phone number listed on page .
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions.
You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity
Client Services at the address shown on page        .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received and accepted by the transfer agent before the closing time indicated in the
table on page        , redemption proceeds will normally be wired on that
day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
You are advised to place your trades as early in the day as possible, and to provide advance notice to Fidelity Client Services for redemptions over $10 million ($5 million for Treasury Only).
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses, or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with FIIOC for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of each fund, dividends relating to Class II shares redeemed during the month can be distributed on the day of redemption. Each fund reserves the right to limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class II offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class II NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications.
TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gain distributions from each Taxable Fund are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains.
However, for shareholders of Tax-Exempt, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains. Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the fiscal year ended    March 31, 1997    ,    100    % of Treasury
Only's;    21    % of Treasury's;    25    % of Government's;    3    % of
Domestic's;    8    % of Rated Money Market's; and    1    % of Money
Market's income distributions were derived from interest on U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, the transfer agent will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
A portion of Tax-Exempt's dividends may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of Tax-Exempt's income from each state to help you calculate your taxes.
During the fiscal year ended    March 31, 1997    ,    100    % of
Tax-Exempt's income dividends was free from federal income tax.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS and its NAV is normally calculated each day that both the Federal Reserve Bank of Kansas City (Kansas City Fed) (for Tax-Exempt) or the Federal Reserve Bank of New York (New York Fed) (for the Taxable Funds) and the New York Stock Exchange (NYSE) are open. The following holiday closings have been scheduled for 1997: New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to
be observed in the future, the Kansas City Fed   ,     the New York Fed or
the NYSE may modify its holiday schedule at any time. On any day that the
Kansas City Fed   ,     the New York Fed or the NYSE closes early, the
principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days
when the Kansas City Fed   ,     the New York Fed or the NYSE is closed,
each class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
 A CLASS'S NAV is the value of a single share. The NAV of Class II of each fund is computed by adding Class II's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class II's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class II, and dividing the result by the number of Class II shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
EACH FUND'S OFFERING PRICE (price to buy one share) is its NAV. Each fund's REDEMPTION PRICE (price to sell one share) is its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer agent may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call the transfer agent for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of transactions in excess of $10 million ($5 million for Treasury Only).
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received by the close of the Federal Reserve Wire System, you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
The income declared for Treasury, Government, Domestic and Rated Money Market is based on estimates of net interest income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
Shareholders of record as of the closing time indicated in the table on
page         will be entitled to dividends declared that day.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Shares of each fund do not receive the dividend declared on the day of redemption.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet) When the NYSE, the Kansas City Fed (for Tax-Exempt), or the New York Fed (for Taxable Funds) is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, a fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000    y    ou will be given 30
days' notice    to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provides services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class II shares of any fund offered through this prospectus at no charge for Class II shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at 1-800-843-3001 between 8:30
a.m. and the closing time indicated in the table on page        .
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to
Fidelity Client Services at the address on page        .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class II shares will be redeemed at the next determined NAV after your order is received and accepted. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

FIDELITY INSTITUTIONAL MONEY MARKET FUNDS CLASS III

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2            ..............................   Expenses

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices; Fundamental Investment
                                              Policies and Restrictions

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses; Management
                                              Fee

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; Cover Page;
                                              FMR and Its Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses;
                                              Other Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Cover Page; Charter

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses; Other Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable

FIDELITY INSTITUTIONAL
MONEY MARKET
FUNDS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of
the Statement of Additional Information (SAI) dated    May 30    ,
199   7    . The SAI has been filed with the Securities and Exchange
Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Client Services 82 Devonshire Street, Boston, MA 02109 at 1-800-843-3001, or your investment professional.
INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD
OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
IMMIII-pro-0   5    9   7
   FUND
   NUMBER
TREASURY ONLY CLASS III 543
TREASURY  CLASS III 696
GOVERNMENT CLASS III 657
DOMESTIC  CLASS III 691
RATED MONEY MARKET CLASS III 652
MONEY MARKET CLASS III 659
TAX-EXEMPT  CLASS III 684
PROSPECTUS
   MAY 30    , 199   7    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES Class III's yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's
                                         financial data.

                                         PERFORMANCE

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             HOW TO BUY SHARES Opening an account and
                                         making additional investments.

                                         HOW TO SELL SHARES Taking money out and
                                         closing your account.

                                         INVESTOR SERVICES Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations
                                         and the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS


   KEY FACTS


WHO MAY WANT TO INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Each of Treasury Only, Treasury, and Government offers an added measure of safety with its focus on U.S. Treasury or Government securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investments.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class I and Class II shares, which are not offered through this prospectus, from your investment professional, or by calling Fidelity Client Services at 1-800-843-3001. Contact your investment professional to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class III shares of a fund.
Maximum sales charge on purchases and reinvested distributions   None

Maximum deferred sales charge                                    None

Redemption fee   None

Exchange fee   None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR). In addition, each fund is responsible for certain other expenses.
12b-1 fees are paid by Class III of each fund to the distributor for services and expenses in connection with the distribution of Class III shares of each fund.
Class III expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses, adjusted to reflect current fees of Class III of each fund and are calculated as a percentage of average net assets of Class III of each fund. In addition, on behalf of Rated Money Market, FMR has entered into arrangements with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce fund expenses. Each of Treasury Only, Treasury, Government, Domestic, Money Market, and Tax-Exempt has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses.
       Class III Operating Expenses

TREASURY ONLY   Management fee                 0.20
                                               %

                12b-1 fee (Distribution fee)      0.25
                                                  %

                Other expenses                    0.00%
                                                  A

                Total operating expenses          0.45%
                                                  A

TREASURY        Management fee                    0.20
                                                  %

                12b-1 fee (Distribution fee)      0.25
                                                  %

                Other expenses                    0.00%
                                                  A

                Total operating expenses          0.45%
                                                  A

   GOVERNMENT                  Management fee                        0.20
                                                                     %

                            12b-1 fee (Distribution fee)             0.25
                                                                     %

                            Other expenses                           0.00%
                                                                     A

                            Total operating expenses                 0.45%
                                                                     A

   DOMESTIC                    Management fee                        0.20
                                                                     %

                            12b-1 fee (Distribution fee)             0.25
                                                                     %

                            Other expenses                           0.00%
                                                                     A

                            Total operating expenses                 0.45%
                                                                     A

   RATED MONEY MARKET          Management fee                        0.20%
                                                                     A

                            12b-1 fee (Distribution fee)             0.25
                                                                     %

                            Other expenses                           0.00
                                                                     %

                            Total operating expenses                 0.45%
                                                                     A

   MONEY MARKET                Management fee                        0.18%
                                                                     A

                            12b-1 fee (Distribution fee)             0.25
                                                                     %

                            Other expenses                           0.00%
                                                                     A

                            Total operating expenses                 0.43%
                                                                     A

   TAX-EXEMPT                  Management fee                        0.20
                                                                     %

                               12b-1 fee (Distribution fee)          0.25
                                                                     %

                               Other expenses                        0.00%
                                                                     A

                               Total operating expenses              0.45%
                                                                     A

   A AFTER EXPENSE REDUCTIONS
EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Class III shares, assuming a 5% annual return and full redemption at the end of each time period:
                     1            3             5             10
                     Year         Years         Years         Years

Treasury Only        $    5       $    14           n/a           n/a

Treasury             $    5       $    14       $    25       $    57

Government           $    5       $    14       $    25       $    57

Domestic             $    5       $    14       $    25       $    57

Rated Money Market   $    5       $    14           n/a           n/a

Money Market         $    4       $    14       $    24       $    54

Tax-Exempt           $    5       $    14           n/a           n/a

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class III of each fund to the
extent that total operating expenses exceed    0.20    % (   0.18    % for
Money Market) of its average net assets. If these agreements were not in effect, the management fee, other expenses, and total operating expenses, as a percentage of average net assets, of Class III of each fund would have
been, 0.   20    %, 0.   00    %, and 0.   45    % for Treasury Only;
0.   20    %, 0.   05    %, and 0.   50    % for Treasury; 0.   20    %,
0.   12    %, and 0.   57    % for Government; 0.   20    %, 0.   16    %,
and 0.   61    % for Domestic; 0.   42    %, 0.   00    %, and 0.   67    %
for Rated Money Market; 0.   20    %, 0.   09    %, and 0.   54    % for
Money Market; and 0.   20    %,    1.31    %, and    1.76    % for
Tax-Exempt. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees.

FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Treasury, Government, Domestic and Money Market have been audited by Price Waterhouse LLP, independent accountants. The financial highlights tables that follow for Treasury Only, Rated Money Market and Tax-Exempt have been audited by Coopers & Lybrand L.L.P., independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) for a free copy of the Annual Report or the SAI.
   TREASURY ONLY - CLASS III

   Selected Per-Share Data and Ratios

   Years ended March 31                                         1997              1996A

   Net asset value, beginning of period                         $ 1.000           $ 1.000

   Income from Investment Operations

    Net interest income                                          .048              .020

   Less Distributions

    From net interest income                                     (.048)            (.020)

   Net asset value, end of period                               $ 1.000           $ 1.000

   Total returnB                                                 4.90%             2.00%

   Net assets, end of period (000 omitted)                      $ 36,006          $ 4,097

   Ratio of expenses to average net assetsC                      .45%              .45%D

   Ratio of net interest income to average net assets            4.82%             4.86%D


   A NOVEMBER 6, 1995 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1996
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D ANNUALIZED
TREASURY - CLASS III



   Selected Per-Share Data and Ratios

   Years ended March 31                                  1997                 1996                 1995               1994

   Net asset value, beginning of period                  $ 1.000              $ 1.000              $ 1.000            $ 1.000

   Income from Investment Operations

    Net interest income                                   .049                 .054                 .044               .012

   Less Distributions

    From net interest income                              (.049)               (.054)               (.044)             (.012)

   Net asset value, end of period                        $ 1.000              $ 1.000              $ 1.000            $ 1.000

   Total returnB                                          5.03%                5.50%                4.45%              1.21%

   Net assets, end of period (000 omitted)               $ 3,624,195          $ 1,435,302          $ 585,571          $ 5,175

   Ratio of expenses to average net assetsC               .45%                 .46%                 .50%               .50%D

   Ratio of net interest income to average net
assets                                                    4.93%                5.28%                4.91%              2.69%D


   A OCTOBER 22, 1993 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1994
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D ANNUALIZED
GOVERNMENT - CLASS III

   Selected Per-Share Data and Ratios

   Years ended March 31                                         1997               1996               1995A

   Net asset value, beginning of period                         $ 1.000            $ 1.000            $ 1.000

   Income from Investment Operations

    Net interest income                                          050                .054               .045

   Less Distributions

    From net interest income                                     (.050)             (.054)             (.045)

   Net asset value, end of period                               $ 1.000            $ 1.000            $ 1.000

   Total returnB                                                 5.11%              5.58%              4.57%

   Net assets, end of period (000 omitted)                      $ 658,964          $ 194,489          $ 40,516

   Ratio of expenses to average net assetsC                      .45%               .45%               .43%D

   Ratio of net interest income to average net assets            5.00%              5.30%              5.13%D


   A APRIL 4, 1994 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1995
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D ANNUALIZED
DOMESTIC - CLASS III

   Selected Per-Share Data and Ratios

   Years ended March 31                                         1997               1996              1995D

   Net asset value, beginning of period                         $ 1.000            $ 1.000           $ 1.000

   Income from Investment Operations

    Net interest income                                          .050               .054              .035

   Less Distributions

    From net interest income                                     (.050)             (.054)            (.035)

   Net asset value, end of period                               $ 1.000            $ 1.000           $ 1.000

   Total returnB                                                 5.13%              5.56%             3.51%

   Net assets, end of period (000 omitted)                      $ 121,709          $ 47,396          $ 26,545

   Ratio of expenses to average net assetsC                      .45%               .47%              .50%A

   Ratio of net interest income to average net assets            5.02%              5.40%             5.14%A


   A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D JULY 19, 1994 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1995
RATED MONEY MARKET - CLASS III

   Selected Per-Share Data and Ratios

   Years ended March 31                                         1997              1996D

   Net asset value, beginning of period                         $ 1.000           $ 1.000

   Income from investment Operations

    Net interest income                                          .050              .021

   Less Distributions

    From net interest income                                     (.050)            (.021)

   Net asset value, end of period                               $ 1.000           $ 1.000

   Total returnB                                                 5.12%             2.11%

   Net assets, end of period (000 omitted)                      $ 16,651          $ 1,610

   Ratio of expenses to average net assetsC                      .45%              .45%A

   Ratio of net interest income to average net assets            5.03%             5.01%A


   A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D NOVEMBER 6, 1995 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1996
MONEY MARKET - CLASS III



   Selected Per-Share Data and Ratios

   Years ended October                                      1997               1996               1995               1994A

   Net asset value, beginning of period                     $ 1.000            $ 1.000            $ 1.000            $ 1.000

   Income from Investment Operations

    Net interest income                                      .050               .055               .046               .011

   Less Distributions

    From net interest income                                 (.050)             (.055)             (.046)             (.011)

   Net asset value, end of period                           $ 1.000            $ 1.000            $ 1.000            $ 1.000

   Total returnB                                             5.17%              5.61%              4.66%              1.08%

   Net assets, end of period (000 omitted)                  $ 444,048          $ 229,530          $ 457,286          $ 89,463

   Ratio of expenses to average net assets after
expense reductionsC                                          .43%               .45%               .50%               .50%D

   Ratio of net interest income to average net
assets                                                       5.06%              5.46%              4.94%              2.83%D


   A NOVEMBER 17, 1993 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1994
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D ANNUALIZED
TAX-EXEMPT - CLASS III

   Selected Per-Share Data and Ratios

   Years ended March 31                                         1997              1996D

   Net asset value, beginning of period                         $ 1.000           $ 1.000

   Income from Investment Operations

    Net interest income                                          .031              .013

   Less Distributions

    From net interest income                                     (.031)            (.013)

   Net asset value, end of period                               $ 1.000           $ 1.000

   Total returnB                                                 3.14%             1.30%

   Net assets, end of period (000 omitted)                      $ 26,313          $ 988

   Ratio of expenses to average net assetsC                      .45%              .45%A

   Ratio of net interest income to average net assets            3.09%             3.00%A


   A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D NOVEMBER 6, 1995 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1996
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Treasury Only, Treasury, Government, Domestic, and Money Market are diversified funds of Fidelity Institutional Cash Portfolios, an open-end management investment company organized as a Delaware business trust on May 30, 1993. Rated Money Market is a diversified fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994. Tax-Exempt is a diversified fund of Fidelity Institutional Tax-Exempt Cash Portfolios, an open-end management investment company organized as a Delaware business trust on January 29, 1992. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own of each of Treasury Only, Treasury, Government, Domestic, Money Market, and Tax-Exempt. For shareholders of Rated Money Market, the number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs. FMR Texas Inc. (FMR Texas), located in Irving, Texas, has primary responsibility for providing investment management services.
As of    March 31, 1997    , FMR advised funds having approximately    30
    million shareholder accounts with a total value of more than $   438
    billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
   Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Class III shares of each fund. UMB Bank, n.a. (UMB) is the transfer agent for Tax Exempt and is located at 1010 Grand Avenue, Kansas City, Missouri. UMB employs FIIOC to perform transfer agent servicing functions for Class III of the fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of April 30, 1997, approximately 37.55% of Treasury Only's total outstanding shares were held by First Union National Bank.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
EACH FUND'S INVESTMENT APPROACH
When you sell your shares of the funds, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds follow industry-standard guidelines on the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.
The funds earn income at current money market rates. Each fund stresses preservation of capital, liquidity, and income (tax-free income in the case of Tax-Exempt) and does not seek the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day, and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government.
TREASURY ONLY seek   s to obtain as high a level of current income as is
consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Treasury securities. The fund does not enter into repurchase agreements or reverse repurchase agreements.
The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
GOVERNMENT seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
DOMESTIC seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements.
RATED MONEY MARKET seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
MONEY MARKET seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests only in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Securities are "highest-quality" if rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR. The fund also may enter into reverse repurchase agreements. TAX-EXEMPT seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
   The fund invests in municipal money market securities rated in the highest category by at least one nationally recognized rating service and in one of the two highest categories by another rating service if rated by more than one, or, if unrated, determined to be of equivalent quality to the highest rating category by FMR.
The fund normally invests so that at least 80% of its income distributions is exempt from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities
are backed by the full faith and credit of the United States.        For
    example, U.S. Government securities such as those issued by the
   Fannie Mae     are supported by the instrumentality's right to borrow
money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities.
   They may be fully or partially backed by the local government, or by the credit of a private issuer, or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those related to education, healthcare, housing, transportation and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal security holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTION: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND    FORWARD PURCHASE OR SALE     TRANSACTIONS are trading
practices in which payment and delivery for the securit   y     take place
at    a later date than is customary for that type of security    . The
market value of    the     security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Each of Domestic, Rated Money Market, and Money Market will invest more than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt will not invest in a money market fund. Tax-Exempt does not currently intend to invest in repurchase agreements. Treasury Only, Treasury, Government, Domestic, Rated Money Market, and Money Market do not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each of Domestic and Money Market may not invest more than 5% of its total assets in any one issuer, except that each fund may invest up
to 10% of its total assets    in certain other money market funds and
    in the highest quality securities of a single issuer for up to three
business days.    Rated Money Market may not invest more than 5% of its
total assets in any one issuer, except that the fund may invest up to 25% of its total assets in certain other money market funds and in the highest quality securities of a single issuer for up to three business days.
    These limitations do not apply to U.S. Government securities.
With respect to 75% of its total assets, Tax-Exempt may not purchase a security if, as a result, more than 5% of its total assets would be
invested in the securities of a single issuer. Th   is     limitation
do   es     not apply to U.S. Government securities.
Tax-Exempt may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Government, Domestic, Rated Money Market, and Money Market may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Only, Treasury, and Tax-Exempt may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING. A fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. Treasury Only, Treasury, Government, and Tax-Exempt do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
Each of Treasury, Government, Domestic, Rated Money Market, and Money Market seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
Each of Domestic, Rated Money Market, and Money Market will invest more than 25% of its total assets in obligations of companies in the financial services industry.
Each of Government, Domestic, Rated Money Market, and Money Market may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
MANAGEMENT FEE
Each fund pays FMR a monthly management fee. Each of Treasury Only, Treasury, Government, Domestic, Money Market, and Tax-Exempt pays FMR a fee at an annual rate of 0.20% of its average net assets. Rated Money Market pays FMR a fee at an annual rate of 0.42% of its average net assets. FMR pays all of the other expenses of Rated Money Market with limited
exceptions. For the fiscal year ended March 31, 1997   ,     Treasury Only
paid FMR a management fee at an annual rate of 0.42% of its average net assets and FMR paid all of the other expenses of Treasury Only with limited exceptions.
FMR Texas is the funds' sub-adviser and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FMR Texas 50% of its management fee (before expense reimbursements) for FMR Texas's services. FMR paid FMR Texas fees
equal to    0.10    % of each of Treasury's, Government's, Domestic's,
Money Market's, and Tax-Exempt's average net assets, and    0.21    % of
each of Treasury Only's and     Rated Money Market's average net assets for
the fiscal year ended    March 31, 1997    .
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class III shares of Treasury Only, Treasury, Government, Domestic, Rated Money Market, and Money Market (the Taxable Funds). Fidelity Service Company, Inc. (FSC) calculates the NAV and dividends for each Taxable Fund, and maintains the general accounting records for each Taxable Fund. These expenses are paid by FMR on behalf of Rated Money Market pursuant to its management contract.
For the fiscal year ended    March 31, 1997    , Class III of Treasury paid
FIIOC fees equal to    0.03    % of its average net assets, and Class III
of Government, Domestic, and Money Market paid FIIOC fees equal to
   0.04    % of its average net assets   .     For the fiscal year ended
   March 31, 1997    , each of Treasury, Government, Domestic, and Money
Market paid FSC fees equal to    0.01    % of its average net assets.
UMB has entered into a sub-arrangement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder services for Class III shares of Tax-Exempt. UMB has also entered into a sub-arrangement with FSC. FSC calculates the NAV and dividends for Tax-Exempt, and maintains Tax-Exempt's general accounting records. All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by Class III or the fund, as appropriate, for such payments.
For the fiscal year ended    March 31, 1997    , fees paid by UMB to FIIOC
on behalf of Class III of Tax-Exempt amounted to    0.03    % of Class
III's average net assets, and fees paid by UMB to FSC on behalf of
Tax-Exempt amounted to    0.01    % of its average net assets.
Class III of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Under
the    p    lans, Class III of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class III shares of each fund. Class
III of each fund currently pays FDC    a     monthly    distribution
fee     at an annual rate of 0.25% of its average net assets throughout the month.
The Plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of Class III shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the funds' Class III
shares.    Currently, t    he Board of Trustees of each fund has authorized
such payments.
Each fund (other than Rated Money Market) also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Rated Money Market also pays other expenses, such as brokerage fees and commissions, taxes, and the compensation of trustees who are not affiliated with Fidelity.
YOUR ACCOUNT


If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
HOW TO BUY SHARES
EACH CLASS'S SHARE PRICE, called NAV, is calculated every business day. The funds are managed to keep share prices stable at $1.00. Class III shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted. NAV is normally calculated at the times indicated in the table below.
       Fund          NAV Calculation Times
                     (Eastern Time)

Treasury Only        2:00 p.m.

Treasury             3:00 p.m. and 5:00 p.m.

Government           3:00 p.m. and 5:00 p.m.

Domestic             3:00 p.m. and 5:00 p.m.

Rated Money Market   3:00 p.m. and 5:00 p.m.

Money Market         3:00 p.m.

Tax-Exempt           12:00 noon

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity    Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE
SYSTEM. Checks    and Automated Clearing House payments     will not be
accepted as a means of investment.
For wiring information and instructions, you should call the investment professional through which you trade or if you trade directly through Fidelity, call Fidelity Client Services. There is no fee imposed by the funds for wire purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
Fidelity Client Services:
Nationwide 1-800-843-3001
In order to receive same-day acceptance of your investment, you must contact Fidelity Client Services and place your order between 8:30 a.m. and the following times on the days the funds are open for business.
Fund                 Closing Times
                     (Eastern Time)

Treasury Only        2:00 p.m.

Treasury             5:00 p.m.

Government           5:00 p.m.

Domestic             5:00 p.m.

Rated Money Market   5:00 p.m.

Money Market         3:00 p.m.

Tax-Exempt           12:00 noon

All wires must be received and accepted by the transfer agent at the applicable fund's designed wire bank before the close of the Federal Reserve Wire System on that day.
You are advised to wire funds as early in the day as possible, and to provide advance notice to Fidelity Client Services for purchases over $10 million ($5 million for Treasury Only).
You will earn dividends on the day of your investment, provided (i) you contact Fidelity Client Services and place your trade between 8:30 a.m. and the closing time indicated in the table above on days the fund is open for business, and (ii) the fund's designated wire bank receives the wire before the close of the Federal Reserve Wire System on the day your purchase order is accepted by the transfer agent.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $1,000,000*
MINIMUM BALANCE $1,000,000
* THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY CLIENT SERVICES FOR MORE INFORMATION REGARDING THIS WAIVER.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted. NAV is normally calculated at the times indicated in the table on page .
It is the responsibility of your investment professional to transmit your order to redeem shares to Fidelity before the close of business on the day you place your order.
Redemption requests may be made by calling Fidelity Client Services at the phone number listed on page .
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions.
You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown on page .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received and accepted by the transfer agent before the closing time indicated in the table on page , redemption proceeds will normally be wired on that day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
You are advised to place your trades as early in the day as possible, and to provide advance notice to Fidelity Client Services for redemptions over $10 million ($5 million for Treasury Only).
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses, or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with FIIOC for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of each fund, dividends relating to Class III shares redeemed during the month can be distributed on the day of redemption. Each fund reserves the right to limit this service. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class III offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class III NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications.
TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gain distributions from each Taxable Fund are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains.
However, for shareholders of Tax-Exempt, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains. Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the fiscal year ended    March 31, 1997, 100    % of Treasury Only's;
   21    % of Treasury's;    25    % of Government's;    3    % of
Domestic's;    8    % of Rated Money Market's; and    1    % of Money
Market's income distributions were derived from interest on U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, the transfer agent will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
A portion of Tax-Exempt's dividends may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of Tax-Exempt's income from each state to help you calculate your taxes.
During the fiscal year ended    March 31, 1997    ,    100    % of
Tax-Exempt's income dividends was free from federal income tax.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS and its NAV is normally calculated each day that both the Federal Reserve Bank of Kansas City (Kansas City Fed) (for Tax-Exempt) or the Federal Reserve Bank of New York (New York Fed) (for the Taxable Funds) and the New York Stock Exchange (NYSE) are open. The following holiday closings have been scheduled for 1997: New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to
be observed in the future, the Kansas City Fed   ,     or the New York Fed
or the NYSE may modify its holiday schedule at any time. On any day that
the Kansas City Fed   ,     or the New York Fed or the NYSE closes early,
the principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days
when the Kansas City Fed   ,     or the New York Fed or the NYSE is closed,
each class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class III of each fund is computed by adding Class III's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class III's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class III, and dividing the result by the number of Class III shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
EACH FUND'S OFFERING PRICE (price to buy one share) is its NAV. Each fund's REDEMPTION PRICE (price to sell one share) is its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer agent may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call the transfer agent for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of transactions in excess of $10 million ($5 million for Treasury Only).
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received by the close of the Federal Reserve Wire System, you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
The income declared for Treasury, Government, Domestic and Rated Money Market is based on estimates of net interest income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
Shareholders of record as of the closing time indicated in the table on
page         will be entitled to dividends declared that day.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Shares of each fund do not receive the dividend declared on the day of redemption.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
When the NYSE, the Kansas City Fed (for Tax-Exempt), or the New York Fed (for Taxable Funds) is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, a fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
   IF YOUR ACCOUNT BALANCE FALLS BELOW $    1,000,000    you will be given
30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
   FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class III shares of any fund offered through this prospectus at no charge for Class III shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at 1-800-843-3001 between 8:30
a.m. and the closing time indicated in the table on page        .
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to
Fidelity Client Services at the address on page        .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class III shares will be redeemed at the next determined NAV after your order is received and accepted. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

FIDELITY INSTITUTIONAL MONEY MARKET FUNDS -
CLASSES I, II, AND III

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   Cover Page

12               ............................   Description of the Trusts

13       a - c   ............................   Investment Policies and Limitations

         d       ............................   Portfolio Transactions

14       a - c   ............................   Trustees and Officers

15       a       ............................   Trustees and Officers

         b       ............................   Trustees and Officers

         c       ............................   Trustees and Officers

16       a i     ............................   FMR,  Portfolio Transactions

           ii    ............................   Trustees and Officers

          iii    ............................   Management Contracts

         b       ............................   Management Contracts

         c       ............................   Contracts with FMR Affiliates

         d       ............................   Contracts with FMR Affiliates

         e       ............................   *

         f       ............................   Distribution and Service Plans

         g       ............................   *

         h       ............................   Description of the Trusts

         i       ............................   Contracts with FMR Affiliates

17       a       ............................   Portfolio Transactions

         b       ............................   Portfolio Transactions

         c       ............................   Portfolio Transactions

         d, e    ............................   *

18       a       ............................   Description of the Trusts

         b       ............................   *

19       a       ............................   Additional Purchase, Exchange and Redemption
                                                Information

         b       ............................   Additional Purchase, Exchange and Redemption
                                                Information; Valuation

         c       ............................   *

20                                              Distributions and Taxes

21       a       ............................   Distribution and Service Plans; Contracts with
                                                FMR Affiliates

         b       ............................   Distribution and Service Plans; Contracts with
                                                FMR Affiliates

         c       ............................   *

22       a       ............................   Performance

         b       ............................   Performance

23               ............................   Financial Statements


* Not Applicable
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS:
   CLASS I, CLASS II, AND CLASS III
TREASURY ONLY, TREASURY, GOVERNMENT, DOMESTIC, RATED MONEY MARKET, MONEY MARKET, AND TAX-EXEMPT
Treasury Only, Treasury, Government, Domestic, and Money Market are series of Fidelity Institutional Cash Portfolios; Rated Money Market is a series of Fidelity Money Market Trust; and Tax-Exempt is a series of Fidelity Institutional Tax-Exempt Cash Portfolios

STATEMENT OF ADDITIONAL INFORMATION
   MAY 30, 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses for
Class I, Class II, and Class III        shares (dated May 30, 1997). Please
retain this document        for future reference. The funds' Annual
Report        is a separate document        supplied with this SAI.
    To obtain a free additional copy of a Prospectus or        an Annual
Report, please call Fidelity Client Services (Client Services) at
1-800-843-3001.
TABLE OF CONTENTS   PAGE

Investment Policies and Limitations

Portfolio Transactions                                       13

Valuation                                                    14

Performance                                                  15

Additional Purchase, Exchange, and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Distribution and Service Plans

Description of the Trusts

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
SUB-ADVISER
FMR Texas Inc. (FMR Texas)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT FOR TAXABLE FUNDS
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) TRANSFER AGENT FOR TAX-EXEMPT
UMB Bank, n.a. (UMB)
IMM-ptb-0597
For more complete information on any Fidelity mutual fund, including charges and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental, and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF TREASURY ONLY
THE FOLLOWING ARE TREASURY ONLY'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subject to revision upon 90 days' notice to shareholders, the fund does not intend to engage in reverse repurchase agreements.
For the fund's policies on quality and maturity, see the section entitled
"Quality and Maturity" on page        .
INVESTMENT LIMITATIONS OF TREASURY
THE FOLLOWING ARE TREASURY'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as an investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase a security if, as a result, more than 10% of its net assets would be invested in securities that are deemed illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
As an operating policy, the fund intends to invest 100% of its total assets in U.S. Treasury bills, notes, and bonds and repurchase agreements comprised of those obligations at all times. This policy may only be changed upon 90 days' notice to shareholders.
For the fund's policies on quality and maturity, see the section entitled
"Quality and Maturity" on page        .
INVESTMENT LIMITATIONS OF GOVERNMENT
THE FOLLOWING ARE GOVERNMENT'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled
"Quality and Maturity" on page        .
INVESTMENT LIMITATIONS OF DOMESTIC
THE FOLLOWING ARE DOMESTIC'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to investments of up to 10% of total assets in securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled
"Quality and Maturity" on page        .
INVESTMENT LIMITATIONS OF RATED MONEY MARKET
THE FOLLOWING ARE RATED MONEY MARKET'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(9) invest in oil, gas, or other mineral exploration or development programs; or
(10) write or purchase any put or call option. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options.
(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided
that the fund may invest up to    25    % of its total assets in the first
tier securities of a single issuer for up to three business days. (This
limit does not apply to investments of up to    25    % of total assets in
securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled
"Quality and Maturity" on page        .
INVESTMENT LIMITATIONS OF MONEY MARKET
THE FOLLOWING ARE MONEY MARKET'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to investments of up to 10% of total assets in securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled
"Quality and Maturity" on page        .
INVESTMENT LIMITATIONS OF TAX-EXEMPT
THE FOLLOWING ARE TAX-EXEMPT'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) make short sales of securities;
(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities, territories or possessions, or issued or guaranteed by a state government or political subdivision thereof) if as a result more than 25% of the value of its total assets would be invested in securities of companies having their principal business activities in the same industry;
(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein;
(9) purchase or sell physical commodities;
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(11) invest in oil, gas, or other mineral exploration or development programs.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. For purposes of investment limitations (1) and (7), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(iv) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
Securities must be rated in accordance with applicable rules in the highest rating category for short-term securities by at least one nationally recognized rating service (NRSRO) and rated in one of the two highest categories for short-term securities by another NRSRO if rated by more than one NRSRO, or, if unrated, judged to be equivalent to highest quality by FMR pursuant to procedures adopted by the Board of Trustees. The fund's policy regarding limiting investments to the highest rating category may be changed upon 90 days' prior notice to shareholders.
For the fund's policies on quality and maturity, see the section entitled
"Quality and Maturity" on page        .
Each fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the funds. The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES include pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit support.
DELAYED-DELIVERY TRANSACTIONS. Each fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, each fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
Each fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
DOMESTIC AND FOREIGN ISSUERS. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. A fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, Tax-Exempt does not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, Tax-Exempt may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should Tax-Exempt invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements backed by such obligations.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of Tax-Exempt's distributions. If such proposals were enacted, the availability of municipal obligations and the value of Tax-Exempt's holdings would be affected and the Trustees would reevaluate Tax-Exempt's investment objectives and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, FMR may determine some restricted securities, municipal lease obligations, and time deposits to be illiquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Treasury Only, Treasury, Government, and Tax-Exempt currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the fund to maintain a stable net asset value per share.
MUNICIPAL SECTORS:
ELECTRIC UTILITIES INDUSTRY. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital,
(c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE INDUSTRY. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds. TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the funds may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2). Split-rated securities may be determined to be either first or second tier based on applicable regulations.
Each of Treasury Only, Treasury, Government, Domestic, Rated Money Market, and Money Market may not invest more than 5% of its total assets in second tier securities. In addition, each of Treasury Only, Treasury, Government, Domestic, Rated Money Market, and Money Market may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
Each fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, a fund may look to an interest rate reset or demand feature. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect a fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is a fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, each fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Short sales could be used to protect the net asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or another entity in determining whether to purchase a security supported by a letter of credit guarantee, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury security by a Federal Reserve Bank.
Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and principal payment, which the dealer then sells. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS) and Treasury Investment Growth Receipts (TIGRS), and generic receipts, such as Treasury Receipts (TRs), are privately stripped U.S. Treasury securities. Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in each fund's management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by a fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the funds are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services
provided by and place agency transactions with    National Financial
Services Corporation (NFSC)     and Fidelity Brokerage Services (FBS),
indirect     subsidiaries of FMR Corp., if the commissions are fair,
reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal years ended    March 31, 1997    , 1996, and 1995, the funds
paid no brokerage commissions.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company, Inc. (FSC) normally determines a class's net asset value per share (NAV) at 12:00 noon Eastern time for Tax-Exempt; 2:00 p.m. Eastern time for Treasury Only; 3:00 p.m. Eastern time for Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market. The valuation of portfolio securities is determined as of these times for the purpose of computing each class's NAV. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
During periods of declining interest rates, a class's yield based on amortized cost valuation may be higher than that which would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing each fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. Each fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize each class's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from a class's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's yield and total return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute a class's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. An effective yield may also be calculated by compounding the base period return over a one-year period. In addition to the current yield, the funds may quote yields in advertising based on any historical seven-day period. Yields for each class are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the class's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A class's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a stated federal or combined federal and state tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
The following table shows the effect of a shareholder's tax status on effective yield under federal income tax laws for 1997. It shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2% to 7%. Of course, no assurance can be given that a class will achieve any specific tax-exempt yield. While Tax-Exempt invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.
1997 TAX RATES AND TAX-EQUIVALENT YIELDS

                        Federal   If individual tax-exempt yield is:

Taxable Income*         Tax       2%                                   3%    4%    5%    6%    7%



Single Return            Joint Return   Bracket**   Then taxable-equivalent yield is:

$    0 -    $ 24,650     $    0 -     $  41,200         15%   2.35%  3.53%  4.71%  5.88%           7.06%           8.24%

    24,651 -  59,750          41,201 -   99,600         28%   2.78%  4.17%  5.56%  6.94%           8.33%           9.72%

    59,751 - 124,650          99,601 -  151,750         31%   2.90%  4.35%  5.80%  7.25%           8.70%           10.14%

   124,651 - 271,050          151,751 - 271,050         36%   3.13%  4.69%  6.25%  7.81%           9.38%           10.94%

    271,051 - +               271,051 - +               39.6% 3.31%  4.97%  6.62%  8.28%           9.93%           11.59%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Tax-Exempt may invest a portion of its assets in obligations that are subject to federal income tax. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free. TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL FUND RESULTS. The following table shows 7-day yields, tax-equivalent yields, and total returns for Class I, Class II, and Class
III of each fund for the period ended    March 31, 1997    . The initial
offering of Class II shares of the funds began on November 1, 1995. The initial offerings of Class III shares of the funds began on the following
dates: Treasury Only (11/   6    /95), Treasury (10/22/93), Government
(4/4/94), Domestic (7/19/94), Rated Money Market (11/   6    /95), Money
Market (11/17/93), and Tax-Exempt (11/   6    /95). For Class II and III
shares of the funds, the figures for periods prior to the initial offering dates reflect the performance of Class I, the original class of each fund, which class does not have a 12b-1 fee. Class II and III figures would have been lower had 12b-1 fees been reflected in all periods. Class II shares have a 0.15% 12b-1 fee, which was not reflected in the figures for periods prior to that date. Class III shares of Government have a 0.25% 12b-1 fee, which is reflected in the figures for periods after its initial offering of Class III shares. Prior to July 1, 1995, Class III shares of Treasury, Domestic, and Money Market had a 0.32% 12b-1 fee, which is reflected in figures after the initial offering dates of Class III shares of these funds. Effective July 1, 1995, Class III shares of Treasury, Domestic, and Money Market have a 0.25% 12b-1 fee, which is reflected in figures after that date for Class III shares of these funds. Effective November 1, 1995, Class III shares of Treasury Only, Rated Money Market, and Tax-Exempt have a 0.25% 12b-1 fee, which is reflected in figures after that date for these funds.
Tax-Exempt's tax-equivalent yield is based on a 36% federal income tax rate.
                  Average Annual Total Returns   Cumulative Total Returns




                            Seven-Da    Tax-       One    Five     Ten             One             Five             Ten
                            y           Equivalent Year   Years    Years/          Year            Years            Years/
                            Yield       Yield                      Life of                                          Life of
                                                                   Fund*                                            Fund*



Treasury Only    -              5.09%   N/A        5.17%  4.35%    4.73    %       5.17    %       23.75    %       35.05    %
       Class I

Treasury Only    -              4.94%   N/A        5.01%  4.31%    4.70    %       5.01    %       23.48    %       34.76    %
       Class II

Treasury Only    -              4.84%   N/A        4.90%  4.28%    4.68    %       4.90    %       23.32    %       34.58    %
       Class III

Treasury    -                   5.47%   N/A        5.30%  4.47%    5.93    %       5.30    %       24.45    %       77.96    %
Class I

Treasury    -                   5.32%   N/A        5.14%  4.43%    5.91    %       5.14    %       24.19    %       77.59    %
Class II

Treasury    -                   5.22%   N/A        5.03%  4.27%    5.83    %       5.03    %       23.23    %       76.22    %
Class III

Government    -                 5.38%   N/A        5.37%  4.55%    6.04    %       5.37    %       24.91    %       79.79    %
       Class I

Government    -                 5.22%   N/A        5.22%  4.51%    6.02    %       5.22    %       24.66    %       79.42    %
       Class II

Government    -                 5.13%   N/A        5.11%  4.39%    5.96    %       5.11    %       23.99    %       78.46    %
       Class III

Domestic    -                   5.34%   N/A        5.40%  4.57%    5.39    %       5.40    %       25.01    %       47.61    %
Class I

Domestic    -                   5.19%   N/A        5.24%  4.52%    5.36    %       5.24    %       24.75    %       47.31    %
Class II

Domestic    -                   5.09%   N/A        5.13%  4.41%    5.29    %       5.13    %       24.08    %       46.52    %
Class III

Rated Money                     5.32%   N/A        5.39%  4.39%    5.89    %       5.39    %       23.95    %       77.23    %
Market    -     Class I

Rated Money                     5.17%   N/A        5.23%  4.34%    5.87    %       5.23    %       23.69    %       76.86    %
Market    -     Class II

Rated Money                     5.07%   N/A        5.12%  4.32%    5.85    %       5.12    %       23.52    %       76.62    %
Market    -     Class III

Money Market    -               5.36%   N/A        5.43%  4.62%    6.14    %       5.43    %       25.31    %       81.45    %
       Class I

Money Market    -               5.21%   N/A        5.27%  4.57%    6.12    %       5.27    %       25.05    %       81.08    %
       Class II

Money Market    -               5.10%   N/A        5.17%  4.42%    6.04    %       5.17    %       24.11    %       79.73    %
       Class III

Tax-Exempt    -                 3.40%

   5.31%  3.40%  3.11%    4.18    %       3.40    %       16.54    %       50.58    %
       Class I

Tax-Exempt    -                 3.23%

   5.05%  3.25%  3.07%    4.16    %       3.25    %       16.30    %       50.26    %
       Class II

Tax-Exempt    -                 3.15%

   4.92%   3.14% 3.04%    4.14    %       3.14    %       16.13    %       50.05    %
       Class III


* Life of Fund figures are from commencement of operations (October 3, 1990 for Treasury Only, and November 3, 1989 for Domestic) through the fund's 1997 fiscal year end.
Note: If FMR had not reimbursed certain expenses during these periods, total returns would have been lower and the 7-day yields for the period ending March 31, 1997 for Class I, Class II, and Class III of each fund would have been:



                 Class I                   Class II                               Class III

Fund            Seven   -      Tax   -     Seven
                Day            Equivalent     -    Day    Tax   -    Equivalent    Seven   -    Day        Tax   -    Equivalent
                Yield          Yield       Yield*         Yield*                   Yield                   Yield

Treasury Only      4.87    %   n/a            4.72    %   n/a                          4.62    %           n/a

Treasury           5.43    %   n/a            5.00    %   n/a                          5.17    %           n/a

Government         5.33    %   n/a            4.95    %   n/a                          5.01    %           n/a

Domestic           5.27    %   n/a            3.17    %   n/a                          4.93    %           n/a

Rated Money     5.10    %      n/a            4.95    %   n/a                          4.80%               n/a
       Market

Money Market       5.26    %   n/a            5.03    %   n/a                          4.99    %           n/a

Tax-Exempt         3.34    %      5.22%    3.01    %         4.70    %                 1.84    %   *          2.88    %*


* Figures are based on actual expenses of Class II and Class III (Tax-Exempt) of the funds from commencement of operations (11/6/95) through the fiscal year ended March 31, 1997.
The following tables show the income and capital elements of each class's cumulative total returns. The tables compares each class's returns to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living measured by the Consumer Price Index, (CPI) over the same period. The CPI information is as of the month-end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the funds. The S&P 500 and DJIA are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
CLASS II CHARTS. The initial offering of the Class II shares of each fund began on November 1, 1995. Class II shares have a 0.15% 12b-1 fee, which is not reflected in the figures prior to that date. The figures for periods prior to the initial offering date reflect the performance of Class I, the original class of each fund, which class does not have a 12b-1 fee. Class II figures would have been lower had 12b-1 fees been reflected in all periods.
CLASS III CHARTS. The initial offerings of the funds' Class III shares
began on the following dates: Treasury Only (11/   6    /95), Treasury
(10/22/93), Government (4/4/94), Domestic (7/19/94), Rated Money Market
(11/   6    /95), Money Market (11/17/93), and Tax-Exempt (11/   6    /95).
The figures for periods prior to the initial offering dates reflect the performance of Class I, the original class of each fund, which class does not have a 12b-1 fee. Class III figures would have been lower had 12b-1 fees been reflected in all periods. Class III shares of Government have a 0.25% 12b-1 fee, which is reflected in the figures for periods after its initial offering of Class III shares. Prior to July 1, 1995, Class III shares of Treasury, Domestic, and Money Market had a 0.32% 12b-1 fee, which is reflected in figures after the initial offering dates of Class III shares of these funds. Effective July 1, 1995, Class III shares of Treasury, Domestic, and Money Market have a 0.25% 12b-1 fee, which is reflected in figures after that date for Class III shares of these funds. Effective November 1, 1995, Class III shares of Treasury Only, Rated Money Market, and Tax-Exempt have a 0.25% 12b-1 fee, which is reflected in figures after that date for these funds.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the past 10 fiscal years ended 1997 or life of each fund, as applicable, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments have not been factored into the figures below.
TREASURY ONLY
HISTORICAL FUND RESULTS
   During the period from October 3, 1990 (commencement of operations) to March 31, 1997, a hypothetical $10,000 investment in Class I of Treasury Only would have grown to $13,505, assuming all distributions were reinvested.



TREASURY ONLY   -     CLASS I

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living   **
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997    $    10,000       $    3,505       $    0          $    13,505       $    28,782       $    31,403          $ 12,057

1996         10,000            2,842            0               12,842            24,020            26,101            11,733

1995+        10,000            2,165            0               12,165            18,183            18,980            11,409

1994         10,000            1,624            0               11,624            15,735            16,157            11,093

1993         10,000            1,285            0               11,285            15,506            14,846            10,821

1992         10,000            913              0               10,913            13,454            13,573            10,497

1991*        10,000            353              0               10,353            12,114            11,848            10,173


* From October 3, 1990 (commencement of operations).
   ** From nearest month end.
+ The fiscal year end of the fund changed from July 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class I of Treasury Only on October 3, 1990, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   13,505    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,011     for dividends. The fund did not distribute any capital gains during the period.
   During the period from October 3, 1990 (commencement of operations) to March 31, 1997, a hypothetical $10,000 investment in Class II of Treasury Only would have grown to $13,476, assuming all distributions were reinvested.



TREASURY ONLY   -     CLASS II                                           INDICES

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living   **
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    3,476       $    0          $    13,476       $    28,782       $    31,403          $ 12,057

1996         10,000            2,833            0               12,833            24,020            26,101            11,733

1995+        10,000            2,165            0               12,165            18,183            18,980            11,409

1994         10,000            1,624            0               11,624            15,735            16,157            11,093

1993         10,000            1,285            0               11,285            15,506            14,846            10,821

1992         10,000            913              0               10,913            13,454            13,573            10,497

1991*        10,000            353              0               10,353            12,114            11,848            10,173


* From October 3, 1990 (commencement of operations).
   ** From nearest month end.
+ The fiscal year end of the fund changed from July 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class II of Treasury Only on October 3, 1990, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   13,476    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   2,989     for dividends. The fund did not distribute any
capital gains during the period.
   During the period from October 3, 1990 (commencement of operations) to March 31, 1997, a hypothetical $10,000 investment in Class III of Treasury Only would have grown to $13,458, assuming all distributions were reinvested.



TREASURY ONLY   -     CLASS III

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living   **
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    3,458       $    0          $    13,458       $    28,782       $    31,403          $ 12,057

1996         10,000            2,829            0               12,829            24,020            26,101            11,733

1995+        10,000            2,165            0               12,165            18,183            18,980            11,409

1994         10,000            1,624            0               11,624            15,735            16,157            11,093

1993         10,000            1,285            0               11,285            15,506            14,846            10,821

1992         10,000            913              0               10,913            13,454            13,573            10,497

1991*        10,000            353              0               10,353            12,114            11,848            10,173


* From October 3, 1990 (commencement of operations).
   ** From nearest month end.
+ The fiscal year end of the fund changed from July 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class III of Treasury Only on October 3, 1990, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   13,458    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   2,976     for dividends. The fund did not distribute any
capital gains during the period.
TREASURY
HISTORICAL FUND RESULTS
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class I of Treasury would have grown to $17,796, assuming all distributions were reinvested.



TREASURY   -     CLASS I

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    7,796       $    0          $    17,796       $    35,111       $    38,701          $ 14,273

1996         10,000            6,901            0               16,901            29,302            32,166            13,889

1995         10,000            5,976            0               15,976            22,182            23,391            13,506

1994         10,000            5,247            0               15,247            19,195            19,911            13,131

1993         10,000            4,795            0               14,795            18,916            18,296            12,810

1992         10,000            4,300            0               14,300            16,412            16,727            12,426

1991         10,000            3,566            0               13,566            14,778            14,601            12,043

1990         10,000            2,576            0               12,576            12,919            13,059            11,481

1989         10,000            1,525            0               11,525            10,831            10,654            10,910

1988         10,000            660              0               10,660            9,168             8,909             10,393


Explanatory Notes: With an initial investment of $10,000 in Class I of Treasury on March 31, 1987, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   17,796    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,779     for dividends. The fund did not distribute any capital gains during the period.
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class II of Treasury would have grown to $17,759, assuming all distributions were reinvested.



TREASURY   -     CLASS II

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    7,759       $    0          $    17,759       $    35,111       $    38,701          $ 14,273

1996         10,000            6,891            0               16,891            29,302            32,166            13,889

1995         10,000            5,976            0               15,976            22,182            23,391            13,506

1994         10,000            5,247            0               15,247            19,195            19,911            13,131

1993         10,000            4,795            0               14,795            18,916            18,296            12,810

1992         10,000            4,300            0               14,300            16,412            16,727            12,426

1991         10,000            3,566            0               13,566            14,778            14,601            12,043

1990         10,000            2,576            0               12,576            12,919            13,059            11,481

1989         10,000            1,525            0               11,525            10,831            10,654            10,910

1988         10,000            660              0               10,660            9,168             8,909             10,393


Explanatory Notes: With an initial investment of $10,000 in Class II of Treasury on March 31, 1987, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   17,759    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,758     for dividends. The fund did not distribute any capital gains during the period.
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class III of Treasury would have grown to $17,622, assuming all distributions were reinvested.



TREASURY   -     CLASS III

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    7,622       $    0          $    17,622       $    35,111       $    38,701          $ 14,273

1996         10,000            6,778            0               16,778            29,302            32,166            13,889

1995        10,000            5,903            0               15,903            22,182            23,391            13,506

1994        10,000            5,226            0               15,226            19,195            19,911            13,131

1993         10,000            4,795            0               14,795            18,916            18,296            12,810

1992         10,000            4,300            0               14,300            16,412            16,727            12,426

1991         10,000            3,566            0               13,566            14,778            14,601            12,043

1990         10,000            2,576            0               12,576            12,919            13,059            11,481

1989         10,000            1,525            0               11,525            10,831            10,654            10,910

1988         10,000            660              0               10,660            9,168             8,909             10,393


Explanatory Notes: With an initial investment of $10,000 in Class III of Treasury on March 31, 1987, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   17,622    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,681     for dividends. The fund did not distribute any capital gains during the period.
GOVERNMENT
HISTORICAL FUND RESULTS
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class I of Government would have grown to $17,979, assuming all distributions were reinvested.



GOVERNMENT   -     CLASS I

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    7,979       $    0          $    17,979       $    35,111       $    38,701          $ 14,273

1996         10,000            7,062            0               17,062            29,302            32,166            13,889

1995         10,000            6,120            0               16,120            22,182            23,391            13,506

1994         10,000            5,372            0               15,372            19,195            19,911            13,131

1993         10,000            4,906            0               14,906            18,916            18,296            12,810

1992         10,000            4,393            0               14,393            16,412            16,727            12,426

1991         10,000            3,637            0               13,637            14,778            14,601            12,043

1990         10,000            2,633            0               12,633            12,919            13,059            11,481

1989         10,000            1,574            0               11,574            10,831            10,654            10,910

1988         10,000            698              0               10,698            9,168             8,909             10,393


Explanatory Notes: With an initial investment of $10,000 in Class I of Government on March 31, 1987, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   17,979.     If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,882     for dividends. The fund did not distribute any capital gains during the period.
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class II of Government would have grown to $17,942, assuming all distributions were reinvested.



GOVERNMENT   -     CLASS II

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    7,942       $    0          $    17,942       $    35,111       $    38,701          $ 14,273

1996        10,000            7,052            0               17,052            29,302            32,166            13,889

1995        10,000            6,120            0               16,120            22,182            23,391            13,506

1994        10,000            5,372            0               15,372            19,195            19,911            13,131

1993        10,000            4,906            0               14,906            18,916            18,296            12,810

1992        10,000            4,393            0               14,393            16,412            16,727            12,426

1991        10,000            3,637            0               13,637            14,778            14,601            12,043

1990        10,000            2,633            0               12,633            12,919            13,059            11,481

1989        10,000            1,574            0               11,574            10,831            10,654            10,910

1988        10,000            698              0               10,698            9,168             8,909             10,393


Explanatory Notes: With an initial investment of $10,000 in Class II of Government on March 31, 1987, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   17,942    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,861     for dividends. The fund did not distribute any capital gains during the period.
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class III of Government would have grown to $17,846, assuming all distributions were reinvested.



GOVERNMENT   -     CLASS III

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    7,846       $    0          $    17,846       $    35,111       $    38,701          $ 14,273

1996         10,000            6,978            0               16,978            29,302            32,166            13,889

1995         10,000            6,080            0               16,080            22,182            23,391            13,506

1994         10,000            5,372            0               15,372            19,195            19,911            13,131

1993         10,000            4,906            0               14,906            18,916            18,296            12,810

1992         10,000            4,393            0               14,393            16,412            16,727            12,426

1991         10,000            3,637            0               13,637            14,778            14,601            12,043

1990         10,000            2,633            0               12,633            12,919            13,059            11,481

1989         10,000            1,574            0               11,574            10,831            10,654            10,910

1988         10,000            698              0               10,698            9,168             8,909             10,393


Explanatory Notes: With an initial investment of $10,000 in Class III of Government on March 31, 1987, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   17,846.     If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,807     for dividends. The fund did not distribute any capital gains during the period.
DOMESTIC
HISTORICAL FUND RESULTS
   During the period from November 3, 1989 (commencement of operations) to March 31, 1997, a hypothetical $10,000 investment in Class I of Domestic would have grown to $14,761, assuming all distributions were reinvested.



DOMESTIC   -     CLASS I

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living   **
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    4,761       $    0          $    14,761       $    27,692       $    30,972          $ 12,739

1996         10,000            4,006            0               14,006            23,110            25,742            12,397

1995         10,000            3,232            0               13,232            17,494            18,720            12,054

1994         10,000            2,605            0               12,605            15,139            15,935            11,720

1993         10,000            2,222            0               12,222            14,919            14,642            11,433

1992         10,000            1,808            0               11,808            12,944            13,387            11,091

1991         10,000            1,192            0               11,192            11,655            11,685            10,748

1990*        10,000            352              0               10,352            10,189            10,451            10,247


* From November 3, 1989 (commencement of operations).
   ** From nearest month end.
Explanatory Notes: With an initial investment of $10,000 in Class I of Domestic on November 3, 1989, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   14,761    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,904     for dividends. The fund did not distribute any capital gains during the period.
   During the period from November 3, 1989 (commencement of operations) to March 31, 1997, a hypothetical $10,000 investment in Class II of Domestic would have grown to $14,731, assuming all distributions were reinvested.




DOMESTIC   -     CLASS II

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living   **
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    4,731       $    0          $    14,731       $    27,692       $    30,972          $ 12,739

1996         10,000            3,997            0               13,997            23,110            25,472            12,397

1995        10,000            3,232            0               13,232            17,494            18,720            12,054

1994        10,000            2,605            0               12,605            15,139            15,935            11,720

1993        10,000            2,222            0               12,222            14,919            14,642            11,433

1992        10,000            1,808            0               11,808            12,944            13,387            11,091

1991        10,000            1,192            0               11,192            11,655            11,685            10,748

1990*        10,000            352              0               10,352            10,189            10,451            10,247


* From November 3, 1989 (commencement of operations).
   ** From nearest month end.
Explanatory Notes: With an initial investment of $10,000 in Class II of Domestic on November 3, 1989, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   14,731    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,883     for dividends. The fund did not distribute any capital gains during the period.
   During the period from November 3, 1989 (commencement of operations) to March 31, 1997, a hypothetical $10,000 investment in Class III of Domestic would have grown to $14,652, assuming all distributions were reinvested.




DOMESTIC   -     CLASS III

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living   **
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    4,652       $    0          $    14,652       $    27,692       $    30,972          $ 12,739

1996         10,000            3,936            0               13,936            23,110            25,742            12,397

1995        10,000            3,202            0               13,202            17,494            18,720            12,054

1994         10,000            2,605            0               12,605            15,139            15,935            11,720

1993         10,000            2,222            0               12,222            14,919            14,642            11,433

1992         10,000            1,808            0               11,808            12,944            13,387            11,091

1991         10,000            1,192            0               11,192            11,655            11,685            10,748

1990*        10,000            352              0               10,352            10,189            10,451            10,247


* From November 3, 1989 (commencement of operations).
   ** From nearest month end.
Explanatory Notes: With an initial investment of $10,000 in Class III of Domestic on November 3, 1989, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   14,652    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,829     for dividends. The fund did not distribute any capital gains during the period.
RATED MONEY MARKET
HISTORICAL FUND RESULTS
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class I of Rated Money Market would have grown to $17,723, assuming all distributions were reinvested.



RATED MONEY MARKET   -     CLASS I

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    7,723       $    0          $    17,723       $    35,111       $    38,701          $ 14,273

1996+        10,000            6,817            0               16,817            29,302            32,166            13,889

1995         10,000            5,912            0               15,912            22,182            23,391            13,506

1994         10,000            5,194            0               15,194            19,195            19,911            13,131

1993         10,000            4,767            0               14,767            18,916            18,296            12,810

1992+        10,000            4,298            0               14,298            16,412            16,727            12,426

1991         10,000            3,578            0               13,578            14,778            14,601            12,043

1990         10,000            2,591            0               12,591            12,919            13,059            11,481

1989         10,000            1,551            0               11,551            10,831            10,654            10,910

1988         10,000            684              0               10,684            9,168             8,909             10,393


+ The fiscal year end of the fund changed from August 31 to March 31 in June 1995, and from October 31 to August 31 in July 1992.
Explanatory Notes: With an initial investment of $10,000 in Class I of Rated Money Market on March 31, 1987, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   17,723    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   5,738     for dividends. The fund did not distribute any
capital gains during the period.
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class II of Rated Money Market would have grown to $17,686, assuming all distributions were reinvested.



RATED MONEY MARKET   -     CLASS II

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997    $    10,000       $    7,686       $    0          $    17,686       $    35,111       $    38,701          $ 14,273

1996+        10,000            6,807            0               16,807            29,302            32,166            13,889

1995         10,000            5,912            0               15,912            22,182            23,391            13,506

1994         10,000            5,194            0               15,194            19,195            19,911            13,131

1993         10,000            4,767            0               14,767            18,916            18,296            12,810

1992+        10,000            4,298            0               14,298            16,412            16,727            12,426

1991         10,000            3,578            0               13,578            14,778            14,601            12,043

1990         10,000            2,591            0               12,591            12,919            13,059            11,481

1989         10,000            1,551            0               11,551            10,831            10,654            10,910

1988         10,000            684              0               10,684            9,168             8,909             10,393


+ The fiscal year end of the fund changed from August 31 to March 31 in June 1995, and from October 31 to August 31 in July 1992.
Explanatory Notes: With an initial investment of $10,000 in Class II of Rated Money Market on March 31, 1987, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   17,686    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   5,717     for dividends. The fund did not distribute any
capital gains during the period.
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class III of Rated Money Market would have grown to $17,662, assuming all distributions were reinvested.



RATED MONEY MARKET   -     CLASS III

Period
Ended     Value of          Value of         Value of           Total         S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested         Value                                              Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    7,662       $    0             $ 17,662       $    35,111       $    38,701          $ 14,273

1996+        10,000            6,801            0               16,801            29,302            32,166            13,889

1995         10,000            5,912            0               15,912            22,182            23,391            13,506

1994         10,000            5,194            0               15,194            19,195            19,911            13,131

1993         10,000            4,767            0               14,767            18,916            18,296            12,810

1992+        10,000            4,298            0               14,298            16,412            16,727            12,426

1991         10,000            3,578            0               13,578            14,778            14,601            12,043

1990         10,000            2,591            0               12,591            12,919            13,059            11,481

1989         10,000            1,551            0               11,551            10,831            10,654            10,910

1988         10,000            684              0               10,684            9,168             8,909             10,393


+ The fiscal year end of the fund changed from August 31 to March 31 in June 1995, and from October 31 to August 31 in July 1992.
Explanatory Notes: With an initial investment of $10,000 in Class III of Rated Money Market on March 31, 1987, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   17,662    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   5,703     for dividends. The fund did not distribute any
capital gains during the period.
MONEY MARKET
HISTORICAL FUND RESULTS
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class I of Money Market would have grown to $18,145, assuming all distributions were reinvested.



MONEY MARKET   -     CLASS I

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    8,145       $    0          $    18,145       $    35,111       $    38,701          $ 14,273

1996         10,000            7,211            0               17,211            29,302            32,166            13,889

1995         10,000            6,252            0               16,252            22,182            23,391            13,506

1994        10,000            5,479            0               15,479            19,195            19,911            13,131

1993         10,000            5,000            0               15,000            18,916            18,296            12,810

1992         10,000            4,481            0               14,481            16,412            16,727            12,426

1991         10,000            3,714            0               13,714            14,778            14,601            12,043

1990         10,000            2,683            0               12,683            12,919            13,059            11,481

1989         10,000            1,608            0               11,608            10,831            10,654            10,910

1988         10,000            714              0               10,714            9,168             8,909             10,393


Explanatory Notes: With an initial investment of $10,000 in Class I of Money Market on March 31, 1987, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   18,145    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,975     for dividends. The fund did not distribute any capital gains during the period.
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class II of Money Market would have grown to $18,108, assuming all distributions were reinvested.



MONEY MARKET   -     CLASS II

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997        $ 10,000       $    8,108       $    0          $    18,108       $    35,111       $    38,701          $ 14,273

1996        10,000            7,201            0               17,201            29,302            32,166            13,889

1995        10,000            6,252            0               16,252            22,182            23,391            13,506

1994        10,000            5,479            0               15,479            19,195            19,911            13,131

1993        10,000            5,000            0               15,000            18,916            18,296            12,810

1992        10,000            4,481            0               14,481            16,412            16,727            12,426

1991        10,000            3,714            0               13,714            14,778            14,601            12,043

1990        10,000            2,683            0               12,683            12,919            13,059            11,481

1989        10,000            1,608            0               11,608            10,831            10,654            10,910

1988         10,000            714              0               10,714            9,168             8,909             10,393


Explanatory Notes: With an initial investment of $10,000 in Class II of Money Market on March 31, 1987, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   18,108    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,954     for dividends. The fund did not distribute any capital gains during the period.
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class III of Money Market would have grown to $17,973, assuming all distributions were reinvested.



MONEY MARKET   -     CLASS III

Period
Ended    Value of          Value of         Value of        Total             S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                 Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    7,973       $    0          $    17,973       $    35,111       $    38,701          $ 14,273

1996         10,000            7,090            0               17,090            29,302            32,166            13,889

1995         10,000            6,182            0               16,182            22,182            23,391            13,506

1994         10,000            5,461            0               15,461            19,195            19,911            13,131

1993         10,000            5,000            0               15,000            18,916            18,296            12,810

1992         10,000            4,481            0               14,481            16,412            16,727            12,426

1991         10,000            3,714            0               13,714            14,778            14,601            12,043

1990         10,000            2,683            0               12,683            12,919            13,059            11,481

1989         10,000            1,608            0               11,608            10,831            10,654            10,910

1988         10,000            714              0               10,714            9,168             8,909             10,393


Explanatory Notes: With an initial investment of $10,000 in Class III of Money Market on March 31, 1987, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   17,973    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,879     for dividends. The fund did not distribute any capital gains during the period.
TAX-EXEMPT
HISTORICAL FUND RESULTS
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class I of Tax-Exempt would have grown to $15,058, assuming all distributions were reinvested.



TAX-EXEMPT   -     CLASS I

Period
Ended     Value of          Value of         Value of        Total                S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                    Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    5,058       $    0          $    15,058          $ 35,111          $ 38,701          $ 14,273

1996         10,000            4,563            0               14,563            29,302            32,166            13,889

1995+       10,000            4,043            0               14,043            22,182            23,391            13,506

1994        10,000            3,610            0               13,610            19,195            19,911            13,131

1993         10,000            3,287            0               13,287            18,916            18,296            12,810

1992         10,000            2,921            0               12,921            16,412            16,727            12,426

1991         10,000            2,401            0               12,401            14,778            14,601            12,043

1990         10,000            1,741            0               11,741            12,919            13,059            11,481

1989         10,000            1,057            0               11,057            10,831            10,654            10,910

1988         10,000            470              0               10,470            9,168             8,909             10,393


+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class I of Tax-Exempt on March 31, 1987, the net amount invested in Class I shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   15,058    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   4,101     for dividends. The fund did not distribute any capital gains during the period.
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class II of Tax-Exempt would have grown to $15,026, assuming all distributions were reinvested.



TAX-EXEMPT   -     CLASS II

Period
Ended     Value of          Value of         Value of        Total                S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                    Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    5,026       $    0          $    15,026          $ 35,111          $ 38,701          $ 14,273

1996         10,000            4,554            0               14,554            29,302            32,166            13,889

1995+       10,000            4,043            0               14,043            22,182            23,391            13,506

1994         10,000            3,610            0               13,610            19,195            19,911            13,131

1993        10,000            3,287            0               13,287            18,916            18,296            12,810

1992        10,000            2,921            0               12,921            16,412            16,727            12,426

1991        10,000            2,401            0               12,401            14,778            14,601            12,043

1990         10,000            1,741            0               11,741            12,919            13,059            11,481

1989         10,000            1,057            0               11,057            10,831            10,654            10,910

1988        10,000            470              0               10,470            9,168             8,909             10,393


+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class II of Tax-Exempt on March 31, 1987, the net amount invested in Class II shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   15,026    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   4,080     for dividends. The fund did not distribute any capital gains during the period.
   During the ten year period ended March 31, 1997, a hypothetical $10,000 investment in Class III of Tax-Exempt would have grown to $15,005, assuming all distributions were reinvested.



TAX-EXEMPT   -     CLASS III

Period
Ended    Value of          Value of         Value of        Total                S&P 500           DJIA              Cost of
3/31     Initial           Reinvested       Reinvested      Value                                                    Living
         $10,000           Dividend         Capital Gain
         Investment        Distributions    Distributions







1997     $    10,000       $    5,005       $    0          $    15,005          $ 35,111          $ 38,701          $ 14,273

1996         10,000            4,548            0               14,548            29,302            32,166            13,889

1995+       10,000            4,043            0               14,043            22,182            23,391            13,506

1994        10,000            3,610            0               13,610            19,195            19,911            13,131

1993        10,000            3,287            0               13,287            18,916            18,296            12,810

1992        10,000            2,921            0               12,921            16,412            16,727            12,426

1991        10,000            2,401            0               12,401            14,778            14,601            12,043

1990        10,000            1,741            0               11,741            12,919            13,059            11,481

1989        10,000            1,057            0               11,057            10,831            10,654            10,910

1988        10,000            470              0               10,470            9,168             8,909             10,393


+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 in Class III of Tax-Exempt on March 31, 1987, the net amount invested in Class III shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   15,005    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   4,065     for dividends. The fund did not distribute any capital gains during the period.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A fund may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/Government, which is reported in IBC's MONEY FUND REPORT(trademark), covers over
   413     government money market funds; IBC MONEY FUND
AVERAGES(trademark)/ All Taxable, which is reported in    IBC's     MONEY
FUND REPORT(trademark), covers over    843     taxable money market funds;
and IBC MONEY FUND AVERAGES(trademark)/ All Tax-Free, which is reported in
   IBC's     MONEY FUND REPORT(trademark), covers over    428     tax-free
money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of    March 31, 1997    , FMR advised over $   28     billion in
tax-free fund assets, $   96     billion in money market fund assets,
$   306     billion in equity fund assets, $   64     billion in
international fund assets, and $   27     billion in Spartan fund assets.
The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each class may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) a fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or a fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. A portion of each fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation.
To the extent that each fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income.
Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Tax-Exempt purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Tax-Exempt's policy of investing so that at least 80% of its income distribution is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for the purposes of Tax-Exempt's policy of investing so that at least 80% of its income distribution is free from federal income tax. Tax-Exempt may distribute any net realized short-term capital gains and taxable market discount once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
It is the current position of the staff of the SEC that a fund that uses the term "tax-exempt" in its name may not derive more than 20% of its income from municipal obligations that pay interest that is a preference item for purposes of the AMT. According to this position, at least 80% of Tax-Exempt's income would have to be exempt from the AMT as well as from federal income taxes.
Corporate investors should note that a tax preference item for the purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
CAPITAL GAIN DISTRIBUTIONS. Each fund may distribute any net realized short-term capital gains once a year or more often as necessary, to maintain its net asset value at $1.00 per share. Treasury Only, Treasury, Government, Domestic, Rated Money Market, and Money Market do not anticipate earning long-term capital gains on securities held by each fund. Tax-Exempt does not anticipate distributing long-term capital gains.
As of the fiscal year ended March 31, 1997, Treasury Only had capital loss
carryforwards aggregating approximately $   364,000    . The loss
carryforward for Treasury Only, of which $   22,000    ,
$   162,000    ,    $115,000,     and $   65,000     will expire on March
31,    2001    ,    2002, 2004    , and    2005    , respectively, is
available to offset future capital gains.
As of the fiscal year ended March 31, 1997, Treasury had capital loss
carryforwards aggregating approximately $   980,000    . The loss
carryforward for Treasury, of which $   46,000    , $   1,000    ,
   $337,000    , $   582,000 and $14,000     will expire on March 31,
   1999    ,    2000, 2001    ,    2002    , and    2003    , respectively,
is available to offset future capital gains.
As of the fiscal year ended March 31, 1997, Government had capital loss
carryforwards aggregating approximately $   1,065,000    . The loss
carryforward for Government, of which $   48,000    , $   260,000    ,
$   746,000    , and $   11,000     will expire on March 31,    2001    ,
   2002    ,    2003    , and    2004    , respectively, is available to
offset future capital gains.
As of the fiscal year ended March 31, 1997, Domestic had capital loss
carryforwards aggregating approximately $   124,000    . The loss
carryforward for Domestic, of which $   44,000,     $   49,000, and
$31,000     will expire on March 31,    2001, 2003     and    2005    ,
respectively, is available to offset future capital gains.
As of the fiscal year ended March 31, 1997, Rated Money Market had capital
loss carryforwards aggregating approximately $   17,000    . The loss
carryforward for Rated Money Market, of which $   2,000    ,    $5,000,
    and $   10,000     will expire on March 31,    1998    ,    2004,
    and    2005    , respectively, is available to offset future capital
gains.
As of the fiscal year ended March 31, 1997, Money Market had capital loss
carryforwards aggregating approximately $   2,040,000    . The loss
carryforward for Money Market, of which $   336,000    , $   898,000,
$   547,000    ,    $245,000,     and $   14,000    , will expire on March
31,    2001    ,    2002    ,    2003    ,    2004,     and    2005    ,
respectively, is available to offset future capital gains.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. Government securities in the fund's portfolio. Because the income earned on most U.S. Government securities in which a fund invests is exempt from state and local income taxes, the portion of your dividends from the fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities whether such securities are held directly or through a fund.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis.
Each fund is treated as a separate entity from the other funds of its respective Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, and executive officers of each trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to each trust prior to the funds' conversions from series of Massachusetts business trusts served each trust in identical capacities. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either a trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   66    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (   55    ), Trustee and Senior Vice President, is
   Vice Chairman     of FMR    Corp.; President of Fidelity Investments
Institutional Services Company, (FIIS) Inc.    ; and President and a
Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
RALPH F. COX (   64    ), Trustee (1991), is a management consultant
(1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   65    ), Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (   53)    , Trustee (1997), is a consultant, author, and
lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency
(CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves
as a member of the corporate board for Lucas        Varity PLC (automotive
components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates currently serves as a Trustee for each of the following trusts: Fidelity
Institutional Cash Portfolios and Fidelity Money        Market Trust.
E. BRADLEY JONES (   69    ), Trustee. Prior to his retirement in 1984, Mr.
Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (   64    ), Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   54    ), Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   WILLIAM O. McCOY (63), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996) and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988). Mr. McCoy currently serves as a Trustee for the following trusts: Fidelity Institutional Cash Portfolios and Fidelity Money Market Trust.
GERALD C. McDONOUGH (   67    ), Trustee and Vice-Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic
products) from 1987   -    1996.
MARVIN L. MANN (   63    ), Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS (   68    ), Trustee, is President of The Wales Group,
Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
SARAH H. ZENOBLE (   48    ), Vice President, is Vice President of
Fidelity's money market funds (1996) and Vice President of FMR Texas Inc.
   ROBERT LITTERST     (   37    ),    is     Vice President    of
Institutional Cash Portfolios: Government, Treasury and Treasury Only
(199   7    ) and an employee of FMR Texas Inc. (1991).
BURNELL STEHMAN (   65    ),    is     Vice President    of Institutional
Cash Portfolios: Domestic (1991),     and an employee of FMR Texas Inc.
(1979).
SCOTT A. ORR (   35    ),    is     Vice President    of Institutional
Tax-Exempt Cash Portfolios: Tax-Exempt (1995),     and an employee of FMR
Texas Inc. (1989).
   ROBERT DUBY (50), is Vice President of Institutional Cash Portfolios:
Money Market (1997) and Vice President of Fidelity Money Market Trust:
Rated Money Market (1996) and an employee of FMR Texas Inc. (1982).
ARTHUR S. LORING (   49    ), Secretary, is Senior Vice President (1993)
and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (   49    ), Treasurer (1995), is Treasurer of the
Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
THOMAS D. MAHER (   52    ), Assistant Vice President, is Assistant Vice
President of Fidelity's municipal    bond     funds (1996) and    of
Fidelity's money market     funds and Vice President and Associate General
Counsel of FMR Texas Inc.
JOHN H. COSTELLO (   50    ), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (   51    ), Assistant Treasurer (1994), is an employee of
FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (   38    ), Assistant Treasurer, is Assistant Treasurer
of Fidelity's    municipal bond     funds (1996) and    Fidelity's Money
Market     funds (199   6    ) and an employee of FMR (1996). Prior to
joining FMR, Mr. Simpson was Vice-President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee of each fund for his or her services for the fiscal year ended
   March 31, 1997.
COMPENSATION TABLE




AGGREG   J. Gary  Ralph  Phyllis  Richard  Robert Edward  E.      Donald   Peter William Gerald C. Edward  Marvin   Thomas
ATE      Burkhead F. Cox Burke    J.       M.     C.      Bradley J.       S.    O.      McDonough H.      L. Mann  R.
COMPEN                   Davis    Flynn    Gates  Johnson Jones   Kirk     Lynch McCoy             Malone           Williams
SATION   **                       ***      ****   3d**                     **    *****             ***
FROM A
FUND

Treasury $  0    $  481  $  460   $  401   $  43  $  0    $  464  $  468   $  0  $  419  $  508   $  320   $  472   $  477
Only B,C

Treasury 0       3,416   3,257    2,811    338    0       3,288   3,321    0     3,023   3,608    2,247    3,349    3,383
 B, D

Governme 0       1,333   1,272    1,091    139    0       1,284   1,297    0     1,177   1,411    872      1,308    1,323
nt B, E

Domestic 0       474     453      395      46     0       457     462      0     418     501      316      465      470
 B, F

Rated    0       112     107      87       13     0       108     109      0     99      119      70       110      111
Money
Market B,G

Money    0       3,334   3,183    2,548    384    0       3,217   3,249    0     3,020   3,563    2,040    3,264    3,313
MarketB,
 H,J

Tax-     0       769     735      643      0      0       742     750      0     433     813      511      754      763
  Exempt B,I

TOTAL    $0    $137,000  $134,700 $168,000 $0     $0     $134,700 $136,200 $0    $85,333 $136,200 $136,200 $134,700 $136,200
COMPEN
SATION
FROM
THE
FUND
COMPLE
X*, A


* Information is    for the calendar year ended     December 31, 1996 for
235 funds in the complex.
   ** Interested Trustees of the fund are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
**** Mr. Gates was appointed to the Board of Trustees of Fidelity Institutional Cash Portfolios and Fidelity Money Market Trust effective March 1, 1997.
***** During the period from May 1, 1996 through December 31, 1996, William
O. McCoy served as a Member of the Advisory Board of each trust. Mr. McCoy was appointed to the Board of Trustees of Fidelity Institutional Cash Portfolios and Fidelity Money Market Trust effective January 1, 1997.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B Compensation figures include cash, and may include amounts required to be deferred, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and amounts deferred at the election of Trustees.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $17, Phyllis Burke Davis, $7, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $17, Donald J. Kirk, $17, William O. McCoy, $0, Gerald C. McDonough, $17, Edward H. Malone, $17, Marvin L. Mann, $17, and Thomas R. Williams, $17.
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $115, Phyllis Burke Davis, $115, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $115, Donald J. Kirk, $115, William O. McCoy, $0, Gerald C. McDonough, $115, Edward H. Malone, $115, Marvin L. Mann, $115, and Thomas
R. Williams, $115.
E The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $46, Phyllis Burke Davis, $46, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $46, Donald J. Kirk, $46, William O. McCoy, $0, Gerald C. McDonough, $46, Edward H. Malone, $46, Marvin L. Mann, $46, and Thomas R. Williams, $46.
F The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $16, Phyllis Burke Davis, $16, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $16, Donald J. Kirk, $16, William O. McCoy, $0, Gerald C. McDonough, $16, Edward H. Malone, $16, Marvin L. Mann, $16, and Thomas R. Williams, $16.
G The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
H The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $688, Phyllis Burke Davis, $688, Richard J. Flynn, $0, Robert M. Gates, $195, E. Bradley Jones, $688, Donald J. Kirk, $688, William O. McCoy, $612, Gerald C. McDonough, $785, Edward H. Malone, $103, Marvin L. Mann, $688, and Thomas
R. Williams, $688.
I The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $26, Phyllis Burke Davis, $26, Richard J. Flynn, $0, E. Bradley Jones, $26, Donald J. Kirk, $26, Gerald C. McDonough, $26, Edward H. Malone, $26, Marvin L. Mann, $26, and Thomas R. Williams, $26.
J For the fiscal year ended March 31, 1997, certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Edward H. Malone, $1,937, Thomas R. Williams, $479.
 Under a retirement program adopted in July 1988 and modified in November
1995,    and November 1996,     each non-interested Trustee who retired
before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee becomes eligible to participate in the program at the end of the calendar year in which he or she reaches age 72, provided that, at the time of retirement, he or she has served as a Fidelity fund Trustee for at least five years.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per
share, and will not obligate    a     fund to retain the services of any
Trustee or to pay any particular level of compensation to the Trustee.
   A     fund may invest in such designated securities under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection
with the termination of the retirement program, each    then-    existing
non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
   As of April 30, 1997, the Trustees and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.
The following owned of record or beneficially 5% or more of each class's outstanding shares:
Treasury Only - Class I: First Union National Bank, Charlotte, NC (41.28%); Fleet National Bank, Providence, RI (9.47%); Ropes & Gray, Boston, MA (8.48%); Boston Harbor Trust Company, Boston, MA (7.23%).
Treasury Only - Class II: Boatmen's Trust Company, St. Louis, MO (69.79%); BankBoston, Boston, MA (17.18%); Texas Commerce Bank, N.A., Houston, TX (13.10%).
Treasury Only - Class III: Safety Fund National Bank, Fitchburg, MA (59.52%); First Union National Bank, Charlotte, NC (22.13%); Liberty National Bank & Trust, Oklahoma City, OK (13.91%).
Treasury - Class I: First Union National Bank, Charlotte, NC (13.94%); Texas Commerce Bank, N.A., Houston, TX (8.64%); Michigan Public Funds Inv. Trust, Farmington Hills, MI (5.83%).
Treasury - Class II: First Chicago Investment Services, Chicago, IL (59.62%); Texas Commerce Bank, N.A., Houston, TX (25.82%); Boatmen's Trust Company, St. Louis, MO (14.47%).
Treasury - Class III: Bank of New York, New York, NY (50.50%); Chemical Bank, New York, NY (12.55%); First Union National Bank, Charlotte, NC (9.22%); First Tennessee Bank, Memphis, TN (7.31%); Texas Commerce Bank, N.A., Houston, TX (6.10%).
Government - Class I: First Tennessee Bank, Memphis, TN (11.11%); Texas Commerce Bank, N.A., Houston, TX (8.89%); Fleet National Bank, Providence, RI (8.77%).
Government - Class II: BankBoston, Boston, MA (31.50%); First Union National Bank, Charlotte, NC (21.59%); Southwest Bank of Texas, N.A., Houston, TX (18.79%); Texas Commerce Bank, N.A., Houston, TX (17.04%); NationsBanc, Charlotte, NC (6.81%).
Government - Class III: Texas Commerce Bank, N.A., Houston, TX (56.40%); Liberty National Bank & Trust, Oklahoma City, OK (16.85%); FBS Investment Services, Inc., Minneapolis, MN (10.32%); Boatmen's Trust Company, St. Louis, MO (7.65%).
Domestic - Class I: Texas Commerce Bank, N.A., Houston, TX (9.36%); Intel Corporation, Santa Clara, CA (9.28%); USA Group, Fishers, IN (5.00%); Boatmen's Trust Company, St. Louis, MO (5.08%).
Domestic - Class II: Boatmen's Trust Company, St. Louis, MO (51.88%); BankBoston, Boston, MA (47.11%).
Domestic - Class III: First Union National Bank, Charlotte, NC (40.12%); Rainier Bancorporation, Seattle, WA (22.35%); Texas Commerce Bank, N.A., Houston, TX (14.14%); NationsBanc, Charlotte, NC (9.60%); Reliance Trust Company, Atlanta, GA (6.92%); Boatmen's Trust Company, St. Louis, MO (5.08%).
Rated Money Market - Class I: Promus Companies, Memphis, TN (14.84%); Perini Corporation, Framingham, MA (13.52%); Metric Partners, Foster City, CA (6.44%).
Rated Money Market - Class II: BankBoston, Boston, MA (99.91%).
Rated Money Market - Class III: Texas Commerce Bank, N.A., Houston, TX
(96.48%).
Money Market - Class I: Citibank, N.A., New York, NY (7.67%); Fleet National Bank, Providence, RI (5.74%); Hewlet-Packard Finance Company, Palo Alto, CA (5.38%).
Money Market - Class II: Capital Network Services, Inc., San Francisco, CA (53.66%); Texas Commerce Bank, N.A., Houston, TX (19.36%); BankBoston, Boston, MA (15.72%).
Money Market - Class III: FBS Investment Services, Inc., Minneapolis, MN (37.03%); North American Trust Company, San Diego, CA (13.19%); Texas Commerce Bank, N.A., Houston, TX (10.47%); NationsBanc, Charlotte, NC (9.45%); First Union National Bank, Charlotte, NC (9.22%); Fidelity National Bank, Atlanta, GA (6.93%).
Tax-Exempt - Class I: Fleet National Bank, Providence, RI (16.56%); BankBoston, Boston, MA (7.62%); Wachovia Bank & Trust Company, Winston-Salem, NC (5.76%).
Tax-Exempt - Class II: Texas Commerce Bank, N.A., Houston, TX (54.10%); NationsBanc, Charlotte, NC (36.45%); Bank of Boston, Boston, MA (7.38%). Tax-Exempt - Class III: FBS Investment Services, Inc., Minneapolis, MN (65.22%); Liberty National Bank & Trust, Oklahoma City, OK (21.93%); Texas Commerce Bank, N.A., Houston, TX (6.04%).
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund, all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR for performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to UMB, FIIOC, and FSC, each fund or class thereof, as applicable, pays all of its expenses, without limitation, that are not assumed by those parties. Each fund (other than Rated Money Market) pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's (other than Rated Money Market's) current management contract provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices and reports to shareholders, the trusts, on behalf of each fund, have entered into revised transfer agent agreements with FIIOC and UMB, as applicable, pursuant to which FIIOC or UMB bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund (other than Rated Money Market) include interest, taxes, brokerage commissions, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. FMR is responsible for the payment of all expenses of Rated Money Market with certain exceptions. Specific expenses payable by FMR include, without limitation, expenses for the typesetting, printing, and mailing of proxy materials to shareholders; legal expenses, and the fees of the custodian, auditor, and interested Trustees; costs of typesetting, printing, and mailing prospectuses and statements of additional information, notices and reports to shareholders; and the fund's proportionate share of insurance premiums and Investment Company Institute dues. FMR also provides for transfer agent and dividend disbursing services through FIIOC and portfolio and general accounting record maintenance through FSC.
FMR pays all other expenses of Rated Money Market with the following exceptions: fees and expenses of all Trustees of the applicable trust who are not "interested persons" of the trust or FMR (the non-interested Trustees); taxes; brokerage commissions (if any); and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.
FMR is each fund's manager pursuant to management contracts dated May 30, 1993 for Treasury, Government, Domestic, and Money Market; January 29, 1992
for Tax-Exempt;    May 31, 1997     for Treasury Only; and December 29,
1994 for Rated Money Market. The management contracts were approved by
shareholders on November 18, 1992, November 13, 1991,    May 9, 1997    ,
and December 8, 1994, respectively.
On    May 9    , 1997 shareholders of Treasury Only approved a change in
the fund's management contract. The prior contract dated September 30, 1993 and approved by shareholders on March 24, 1993 was substantially identical to the management contract currently in effect for Rated Money Market.
For the services of FMR under each contract, each fund (other than Rated Money Market) pays FMR a monthly management fee at the annual rate of 0.20% of average net assets throughout the month. Rated Money Market pays FMR a monthly management fee at the annual rate of 0.42% of average net assets throughout the month. The management fees paid to FMR by Rated Money Market is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Fees received by FMR for the last three fiscal periods are shown in the table below.
Fund   Fiscal Year Ended   Management Fees Paid to FMR

Treasury Only +       3/31/97      $    5,400,564*

                      3/31/96          5,448,560*

                      3/31/95**        3,279,429*

                      7/31/94          4,716,697*

Treasury              3/31/97          18,662,472

                      3/31/96          13,337,040

                      3/31/95          8,680,344

Government            3/31/97          7,316,191

                      3/31/96          6,905,768

                      3/31/95          6,680,088

Domestic              3/31/97          2,567,679

                      3/31/96          1,924,309

                      3/31/95          1,923,368

Rated Money Market    3/31/97          1,289,421*

                      3/31/96**        714,940*

                      8/31/95          1,352,919*

                      8/31/94          1,781,535*

Money Market          3/31/97          18,446,400

                      3/31/96          13,337,921

                      3/31/95          10,436,518

Tax-Exempt            3/31/97          4,268,633

                      3/31/96          3,883,600

                      3/31/95**        3,789,731

                      5/31/94          5,099,831

+ These numbers reflect management fees paid under the fund's prior contract that was in effect through May 30, 1997.
* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
** The fiscal year end of Treasury Only changed from July 31 to March 31 in February 1995. The fiscal year end of Rated Money Market changed from August 31 to March 31 in June 1995. The fiscal year end of Tax-Exempt changed from May 31 to March 31 in February 1995.
FMR may, from time to time, voluntarily reimburse all or a portion of each class's operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and any applicable 12b-1 fees). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each class's total returns and yield and repayment of the reimbursement by each class will lower its total returns and yield.
Effective July 1, 1995, FMR voluntarily agreed, subject to revision or termination, to reimburse each fund if and to the extent that each fund's aggregate operating expenses, including management fees but excluding any applicable 12b-1 fees, were in excess of the annual rate of 0.20% (0.18% for Money Market) of its average net assets. Prior to July 1, 1995, FMR voluntarily agreed to reimburse each fund if and to the extent each fund's aggregate operating expenses, including management fees but excluding any applicable 12b-1 fees, were in excess of 0.18% (0.20% for Treasury Only) of its average net assets.
The table below identifies the dollar amount reimbursed to management fees for each fund during the last three fiscal periods.
Fund                 Fiscal Year         Dollar Amount
                     Ended               Reimbursed

Treasury Only +      3/31/97             $    2,843,256

                     3/31/96                 2,856,829

                     3/31/95*                1,719,806

                     7/31/94                 2,474,345

Rated Money Market   3/31/97                 690,082

                     3/31/96                 255,565

Money Market         3/31/97                 8,919,564

                     3/31/96                 7,536,472

                     3/31/95                 3,002,430

+ The numbers reflect reimbursement amounts made under the fund's prior contract that was in effect through May 30, 1997.
* August 1, 1994 to March 31, 1995
SUB-ADVISER. FMR has entered into a sub-advisory agreement with FMR Texas pursuant to which FMR Texas has primary responsibility for providing portfolio investment management services to each fund.
Under the sub-advisory agreements dated May 30, 1993    for Treasury,
Government, Domestic and Money Market    , January 29, 1992    for
Tax-Exempt    , May 31, 1997    for Treasury Only as approved by Daily
Money Fund as the then sole shareholder of the fund in conjunction with an
agreement and plan of reorganization    , and December 29, 1994    for
Rated Money Market,     FMR pays FMR Texas fees equal to 50% of the
management fees payable to FMR under its management contract with each fund. Each sub-advisory agreement was approved by shareholders on November
18, 1992    for Treasury, Government, Domestic and Money Market,
November 13, 1991    for Tax-Exempt    , May 9, 1997    for Treasury
Only    , and December 8, 1994    for Rated Money Market.     For Treasury
Only, aside from reflecting the fund's reorganization from one Delaware business trust to another, the contract is substantially identical to the fund's prior contract dated September 30, 1993 and approved by shareholders on March 24, 1993. The fees paid to FMR Texas are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time. The table below shows fees paid by FMR to FMR Texas on behalf
of each fund for the fiscal years ended    March 31, 1997    , 1996, and
1995.

                        1997                1996                   1995                1994

Treasury Only*         $    2,700,282       $    2,724,280       $    1,639,715       $    2,358,349

Treasury                   9,331,236            6,668,520            4,340,172           4,917,008

Government                 3,658,096            3,452,884            3,340,044           4,830,260

Domestic                   1,283,840            962,155              961,684              762,787

Rated Money Market**       644,711              357,470              676,460              890,768

Money Market               9,223,200            6,668,961            5,218,259           5,275,995

Tax-Exempt***              2,134,317            1,941,800            1,894,866            2,549,916


* Figures for Treasury Only are for the fiscal years ended    March 31,
1997     and 1996, the fiscal period August 1, 1994 to March 31, 1995, and the fiscal year ended July 31, 1994.
** Figures for Rated Money Market are for the fiscal year ended    March
31, 1997    , the fiscal period September 1, 1995 to March 31, 1996, and the fiscal years ended August 31, 1995, and 1994.
*** Figures for Tax-Exempt are for the fiscal year ended    March 31,
1997     and 1996, the fiscal period June 1, 1994 to March 31, 1995, and the fiscal year ended May 31, 1994.
CONTRACTS WITH FMR AFFILIATES
FIIOC, an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for Class I, Class II, and Class III shares of Treasury Only, Treasury, Government, Domestic, Rated Money Market, and Money Market (the Taxable Funds).
UMB is the transfer agent for Class I, Class II, and Class III shares of Tax-Exempt. UMB has entered into sub-contracts with FIIOC, an affiliate of FMR, under the terms of which FIIOC performs the processing activities associated with providing transfer agent and shareholder servicing functions for Class I, Class II, and Class III shares of Tax-Exempt.
Under this arrangement FIIOC receives an annual asset-based fee. This fee is subject to increase based on postal rate changes.
For accounts that FIIOC maintains on behalf of UMB, FIIOC receives all such fees.
FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, FIIOC pays out-of-pocket expenses associated with transfer agent services. FSC, an affiliate of FMR, performs the calculations necessary to determine NAV and dividends for Class I, Class II, and Class III shares of each Taxable Fund, and maintains each Taxable Fund's accounting records. UMB has a sub-contract with FSC, under the terms of which FSC performs the calculations necessary to determine NAV and dividends for Class I, Class II, and Class III of Tax-Exempt, and maintains the accounting records for Tax-Exempt. The annual fee rates for pricing and bookkeeping services are based on each fund's average net assets, specifically, .0175% of the first $500 million of average net assets and .0075% of average net assets in excess of $500 million. The fee is limited to a minimum of $40,000 and a maximum of $800,000 per year.
Transfer agent fees and pricing and bookkeeping fees for Tax-Exempt are paid to FIIOC and FSC, respectively, by UMB which is entitled to reimbursement from Class I, Class II, and Class III of the funds, as applicable, for these expenses. FMR bears the cost of transfer, dividend disbursing, shareholder servicing and pricing and bookkeeping services pursuant to its management contract with Rated Money Market.
Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid to FSC for the past three fiscal years were as follows:
               1997               1996               1995

Treasury       $    757,887       $    550,798       $    375,762

Government         328,522            309,220            331,070

Domestic           148,284            122,381            122,139

Money Market       727,821            551,158            441,370

Tax-Exempt         277,016            249,803            309,306*



* From 6/1/94    -     3/31/95
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved a Distribution and Service Plan on behalf of Class I, Class II, and Class III of each fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund
under the Rule. The    Class I, Class II, Class III     Plans, as approved
by the Trustees, allow Class I, Class II and Class III of the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to each Class II Plan, FDC is paid a monthly distribution fee
at an annual rate of 0.15% of     Class II's average net assets determined
a   t     the close of business on each day throughout the month.
Pursuant to each Class III Plan, FDC is paid a monthly distribution fee
at an annual rate of 0.25%     of Class III's average net assets determined
   at     the close of business on each day throughout the month.
   For the fiscal years ended March 31, 1997, and 1996, Class II of each fund paid FDC the following distribution fees:
                     1997              1996

Treasury Only        $    39,449       $    1,279

Treasury                 79,909            48,843

Government               85,932            61

Domestic                 4,525             102

Rated Money Market       12,491            1,389

Money Market             169,673           23,203

Tax-Exempt               183,530           363

FDC retained    all     of the distribution fees paid by Class II of each
fund for the periods reported above.
For the fiscal years ended    March 31, 1997    , 1996 and 1995, Class III
of each fund paid    FDC     the following distribution fees:
                     1997                1996                1995

Treasury Only        $    61,307          49   ,    368          N/A

Treasury                 6,302,482           2,411,341           418,917

Government               1,065,454           192,457             46,340

Domestic                 189,122             110,404             52,640

Rated Money Market       27,507           509                    N/A

Money Market             1,042,721           508,094             812,749

Tax-Exempt               34,838              2,566               N/A

FDC retained    all     of the distribution fees paid by Class III of each
fund for the periods reported above.
   Under the Class I Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Class I Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of Class I shares. In addition, the Class I Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of Class I shares, or provide shareholders support services. Currently, the Board of Trustees has authorized such payments for Class I shares.
Under the Class II and III Plans, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plans. The Class II and III Plans specifically recognize that FMR may use its management fee revenue, as well as its past profits, or its other resources, to pay FDC for expenses incurred in connection with the distribution of Class II and III shares, including payments made to third parties that engage in the sale of Class II and III shares or to third parties, including banks, that render shareholder support services. Currently, the Board of Trustees has authorized such payments for Class II and III shares.
Prior to approving each Plan, the Trustees carefully considered all
pertinent factors relating to the implementation of    each     Plan, and
determined that there is a reasonable likelihood that the Plan will benefit Class I, Class II and Class III of the applicable fund and its shareholders. In particular, the Trustees noted that the Class I plan does not authorize payments by Class I of each fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of Class I, Class II, and Class III of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Class II and III plans do not provide for specific payments by Class II and Class III of any of the expenses of FDC or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.
The Class I plans were approved by shareholders of Class I of each of Treasury, Government, Domestic, and Money Market on November 18, 1992, by shareholders of Class I of Tax-Exempt on November 30, 1991; by shareholders
of Class I of Treasury Only on Ma   y 9    , 199   7    , and by
shareholders of Class I of Rated Money Market on December 8, 1994. Each Class I plan was approved by shareholders, in connection with a reorganization transaction on May 30, 1993 for Treasury, Government,
Domestic, and Money Market; January 29, 1992 for Tax-Exempt,    May 30,
1997     for Treasury Only, and December 29, 1994 for Rated Money Market,
pursuant to an Agreement and Plan of Conversion.
The Class II plans were approved by FMR as the then sole shareholder of
Class II of each    of Treasury, Government, Domestic, Rated Money Market
and Tax-Exempt     on October 31, 1995.    The Class II plan for Treasury
Only was approved by shareholders of Class II on May 9, 1997. The Class II plan for Treasury Only was approved by shareholders, in connection with a reorganization transaction on May 30, 1997, pursuant to an Agreement and Plan of Conversion.
The Class III plan for Treasury was approved by FMR as the then sole shareholder on October 22, 1993. The Class III plan for Government was approved by FMR as the then sole shareholder on April 4, 1994. The Class III plan for Domestic was approved by FMR as the then sole shareholder on July 19, 1994. The Class III plan for Money Market was approved by FMR as the then sole shareholder on November 17, 1993. The Class III plans for Tax-Exempt, and Rated Money Market were approved by FMR as the then sole
shareholder on October 31, 1995.    The Class III plan for Treasury Only
was approved by shareholders of Class III on May 9, 1997. The Class III plan for Treasury Only was approved by shareholders, in connection with a reorganization transaction on May 30, 1997, pursuant to an Agreement and Plan of Conversion.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
DESCRIPTION OF THE TRUSTS
TRUST ORGANIZATION. Treasury Only, Treasury, Government, Domestic, and Money Market are funds of Fidelity Institutional Cash Portfolios, an open-end management investment company originally organized as a Massachusetts business trust on November 10, 1981, pursuant to a Declaration of Trust that was amended and restated on April 9, 1985. On May 30, 1993, the trust was converted to a Delaware business trust pursuant to an agreement approved by shareholders on November 18, 1992. The Delaware trust, which was organized on June 20, 1991 under the name Fidelity Government Securities Fund, succeeded to the name Fidelity Institutional Cash Portfolios II on May 28, 1993, and then to the name Fidelity Institutional Cash Portfolios on May 28, 1993. Currently, there are five funds of the trust: Treasury Only, Treasury, Government, Domestic, and Money Market. The Trust Instrument permits the Trustees to create
additional funds. Prior to    May 31    , 1997, Treasury Only was a fund of
the Daily Money Fund.
Rated Money Market is a fund of Fidelity Money Market Trust, an open-end management investment company originally organized as a Massachusetts business trust on August 21, 1978, pursuant to a Declaration of Trust that was amended and restated on November 1, 1989. On December 29, 1994, the trust was converted to a Delaware business trust pursuant to an agreement approved by shareholders on December 8, 1994. The Delaware trust, which was organized on June 20, 1991 under the name Fidelity Money Market Trust II, succeeded to the name Fidelity Money Market Trust on December 29, 1994. Currently, there are three funds of Fidelity Money Market Trust: Rated Money Market, Retirement Money Market Portfolio, and Retirement Government Money Market Portfolio. The Trust Instrument permits the Trustees to create additional funds.
Tax-Exempt is a fund of Fidelity Institutional Tax-Exempt Cash Portfolios, an open-end management investment company originally organized as a Massachusetts business trust on March 1, 1982, pursuant to a Declaration of Trust that was amended and restated on April 9, 1985, and supplemented on December 15, 1989. On January 29, 1992, the trust was converted to a Delaware business trust pursuant to an agreement approved by shareholders on November 13, 1991. The Delaware trust, which was organized on June 20, 1991 under the name Fidelity Institutional Tax-Exempt Cash Portfolios II, succeeded to the name Fidelity Institutional Tax-Exempt Cash Portfolios on January 29, 1992. Currently, Tax-Exempt is the only fund of Fidelity Institutional Tax-Exempt Cash Portfolios. The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trusts received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trusts are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trusts, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of a trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instruments contain an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trusts and require that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instruments provide for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instruments also provide that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instruments further provide that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder of Rated Money Market, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, fund, or class may, as set forth in each of the Trust Instruments, call meetings of the trust, fund, or class, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
Any trust or fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or fund (or, for Rated Money Market, as determined by the current value of each shareholder's investment in the fund or trust); however, the Trustees may, without prior shareholder approval, change the form of organization of the trust or fund by merger, consolidation, or incorporation. If not so terminated, the trust and its funds will continue indefinitely.
Under the Trust Instruments, the Trustees may, without shareholder vote, cause a trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust's registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of each fund, except Tax-Exempt. UMB, 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of Tax-Exempt. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions. FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITORS.    Coopers & Lybrand L.L.P., 1999 Bryan Street, Suite 3000,
Dallas, TX 75201     serves as the independent accountant for Treasury
Only, Rated Money Market, and Tax-Exem   pt. Price Waterhouse, LLP, 2001
Ross Avenue, Suite 1800, Dallas, TX 75201     serves as the independent
accountant for the Treasury, Government, Domestic, and Money Market. The auditors examine financial statements for the funds and provide other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal
year ended    March 31, 1997    , and reports of the auditors, are included
in the funds' Annual Report, which is a separate report supplied with this SAI. The funds' financial statements, including the financial highlights, and reports of the auditors are incorporated herein by reference. For a
free additional copy of the funds' Annual    R    eport, contact Client
Services at 1-800-843-3001, 82 Devonshire Street, Boston, MA 02109.
APPENDIX
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE COMMERCIAL PAPER
Moody's assigns short-term debt ratings to obligations which have an original maturity not exceeding one year.
Issuers rated PRIME-1 (or related supporting institutions) have a superior ability for repayment of principal and payment of interest.
Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of principal and payment of interest.
DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER
 Debt issues considered short-term in the relevant market may be assigned a Standard & Poor's commercial paper rating.
A-1    -     This highest category indicates that the degree of safety
regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2    -     Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
PART C - OTHER INFORMATION
Item 24.  Financial Statements and Exhibits
    (a) 1. Financial Statements and Financial Highlights, included in the Annual Report for Fidelity Institutional Tax-Exempt Cash Portfolios:
Tax-Exempt for the fiscal year ended March 31, 1997 are included in the funds' prospectuses, are incorporated by reference into the funds' Statement of Additional Information, and were filed May 9, 1997 for Fidelity Institutional Tax-Exempt Cash Portfolios: Tax-Exempt, pursuant to Rule 30d-1 under the Investment Company Act of 1940, and are incorporated herein by reference.
     (b) Exhibits:
 1. (a) Trust Instrument, dated June 20, 1991, was electronically filed and is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 28.
     (b) Certificate of Trust of Fidelity Institutional Tax-Exempt Cash Portfolios II, dated June 20, 1991, was electronically filed and is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 28.
     (c) Certificate of Amendment of Fidelity Institutional Tax-Exempt Cash Portfolios II to Fidelity Institutional Tax-Exempt Cash Portfolios, dated January 29, 1992, was electronically filed and is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 28.
     (d) Supplement to Trust Instrument of Fidelity Institutional Tax-Exempt Cash Portfolios, dated March 31, 1997, is electronically filed herein as Exhibit 1(d).
 2. (a)   Bylaws of the Trust effective May 19, 1994 were electronically filed and are incorporated herein by reference to Exhibit 2(a) to Union Street Trust II's Post-Effective Amendment No. 10.
 3. Not applicable.
 4. Not applicable.
 5. (a) Management Contract between Fidelity Institutional Tax-Exempt Cash Portfolios II and Fidelity Management & Research Company, dated January 29, 1992, was electronically filed and is incorporated herein by reference to
Exhibit 5(a) to Post-Effective Amendment No. 28.
 (b) Sub-Advisory Agreement between FMR Texas Inc. and Fidelity Management & Research Company, dated January 29, 1992, was electronically filed and is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 28.
 6. (a) General Distribution Agreement between Fidelity Institutional Tax-Exempt Cash Portfolios II and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 28.
 (b) Specimen of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds was electronically filed and is incorporated herein by reference to Exhibit 6(e) to Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 32.
 (c) Specimen of Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds was electronically filed and is incorporated herein by reference to Exhibit 6(f) to Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 32.
 (d) Form of Bank Agency Agreement (most recently revised January, 1997) is filed herein as Exhibit 6(d).
 (e) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January 1997) is filed herein as Exhibit 6(e).
 (f) Form of Selling Dealer Agreement (most recently revised January 1997) is filed herein as Exhibit 6(f).
  (g) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
(7) (a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
 (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 8(a) Custodian Agreement, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and the Registrant was electronically filed and is incorporated herein by reference to Exhibit 8 of Fidelity California Municipal Trust's Post-Effective Amendment No. 28 (File No. 2-83367).
 (b) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated December 1, 1994, between UMB Bank, n.a. and the Registrant was electronically filed and is incorporated herein by reference to Exhibit 8(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
 9. Not applicable.
 10. Not applicable.
 11. Consent of auditor is electronically filed herein as Exhibit 11.
 12. Not applicable.
 13. Not applicable.
 14(a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is corporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to
Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (q) Fidelity SIMPLE-IRA Plan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 15.(a) Service Plan pursuant to Rule 12b-1 for Fidelity Institutional Tax-Exempt Cash Portfolios: Tax-Exempt is electronically filed herein as
Exhibit 15(a).
 (b) Distribution and Service Plan pursuant to Rule 12b-1, for Tax-Exempt Class II is electronically filed herein as Exhibit 15(b).
 (c) Distribution and Service Plan pursuant to Rule 12b-1, for Tax-Exempt Class III is electronically filed herein as Exhibit 15(c).
 16. Schedules and data points for cumulative total and average annual returns for Fidelity Institutional Tax-Exempt Cash Portfolios: Tax-Exempt were electronically filed and are incorporated herein by reference to
Exhibit 16 to Post -Effective Amendment No. 28.
 17.  A Financial Data Schedule is electronically filed herein as Exhibit
27.
 18.(a) A Multiple Class of Shares Plan for Fidelity Institutional Money Market Funds, dated August 1, 1996, was electronically filed and is incorporated herein by reference to Exhibit 18(a) to Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 32.
 (b) Schedule I, dated August 1, 1996, to the Multiple Class of Shares Plan for Fidelity Institutional Money Market Funds, dated August 1, 1996, was electronically filed and is incorporated herein by reference to Exhibit 18(b) to Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 32.
Item 25. Persons Controlled by or under Common Control with Registrant
  The Board of Trustees of Registrant is the same as the Boards of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26.  Number of Holders of Securities
As of April 30, 1997
Title of Class   Number of Record Holders

 Tax-Exempt Class I    500
 Tax-Exempt Class II      18
 Tax-Exempt Class III      28
Item 27.  Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("Service") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify Service for Service's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Portfolio for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Portfolio for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Advisor

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Executive Committee of FMR;
                            President and Chief Executive Officer of FMR Corp.;
                            Chairman of the Board and Director of FMR, FMR
                            Corp., FMR Texas Inc., FMR (U.K.) Inc., and FMR
                            (Far East) Inc.; Chairman of the Board and
                            Representative Director of Fidelity Investments Japan
                            Limited; President and Trustee of funds advised by
                            FMR.



Robert C. Pozen             President and Director of FMR; General Counsel,
                            Managing Director, and Senior Vice President of FMR
                            Corp.



J. Gary Burkhead            President of FIIS; President and Director of FMR,
                            FMR Texas Inc., FMR (U.K.) Inc., and FMR (Far
                            East) Inc.; Managing Director of FMR Corp.; Senior
                            Vice President and Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



Dwight D. Churchill         Vice President of FMR.



John D. Crumrine            Assistant Treasurer of FMR, FMR (U.K.) Inc., FMR
                            (Far East) Inc., and FMR Texas Inc.; Vice President
                            and Treasurer of FMR Corp.



William Danoff              Vice President of FMR and of a fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Larry A. Domash             Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FMR Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of
                            Equity funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical
                            Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Vice President of FMR and of a fund advised by FMR.



Stephen P. Jonas            Vice President of FMR; Treasurer of FMR, FMR
                            (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Vice President of High
                            Income funds advised by FMR.



Alan Leifer                 Vice President of FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Vice President of FMR; Senior Vice President and
                            Director of Operations and Compliance of FMR (U.K.)
                            Inc.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.




(4)  FMR TEXAS INC. (FMR Texas)
 FMR Texas provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR
                       Texas, FMR, FMR Corp., FMR (Far East) Inc., and FMR (U.K.) Inc.; Chairman of the
                       Executive Committee of FMR; President and
                       Chief Executive Officer of FMR Corp.;
                       Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FIIS; President and Director of
                       FMR Texas, FMR, FMR (Far East) Inc., and
                       FMR (U.K.) Inc.; Managing Director of FMR
                       Corp.; Senior Vice President and Trustee of funds advised by FMR.



Robert H. Auld         Vice President of FMR Texas.



Robert K. Duby         Vice President of FMR Texas and of funds
                       advised by FMR.



Robert Litterst        Vice President of FMR Texas and of funds
                       advised by FMR.



Thomas D. Maher        Vice President of FMR Texas and Assistant Vice
                       President of Money Market funds advised by FMR.



Scott A. Orr           Vice President of FMR Texas and of funds
                       advised by FMR.



Burnell R. Stehman     Vice President of FMR Texas and of funds
                       advised by FMR.



John J. Todd           Vice President of FMR Texas and of funds
                       advised by FMR.



Sarah H. Zenoble       Vice President of FMR Texas and of Money
                       Market funds advised by FMR.



Stephen P. Jonas       Treasurer of FMR Texas, FMR (U.K.) Inc.,
                       FMR (Far East) Inc., and FMR; Vice President of FMR.



John D. Crumrine       Assistant Treasurer of FMR Texas, FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Secretary of FMR Texas; Clerk of FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR Corp.;
                       Assistant Clerk of FMR.


Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Paul Hondros           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.
Item 31.  Management Services
 Not applicable.
Item 32.  Undertakings
 Not applicable.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 23rd day of May 1997.
      FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee           May      23, 1997

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Kenneth A. Rathgeber     *        Treasurer                       May       23, 1997

Kenneth A. Rathgeber



/s/J. Gary Burkhead                  Trustee                         May        23, 1997

J. Gary Burkhead



/s/Ralph F. Cox                 **   Trustee                         May       23, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      **       Trustee                         May       23, 1997

Phyllis Burke Davis



/s/E. Bradley Jones           **     Trustee                         May       23, 1997

E. Bradley Jones



/s/Donald J. Kirk               **   Trustee                         May       23, 1997

Donald J. Kirk



/s/Peter S. Lynch               **   Trustee                         May       23, 1997

Peter S. Lynch



/s/Marvin L. Mann            **      Trustee                         May       23, 1997

Marvin L. Mann



/s/Gerald C. McDonough  **           Trustee                         May       23, 1997

Gerald C. McDonough



/s/Thomas R. Williams       **       Trustee                         May       23, 1997

Thomas R. Williams




(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated January 3, 1997 and filed herewith.
* Signature affixed by John H. Costello pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Plans                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance          Fund, L.P.
  Portfolio, L.P.                        Fidelity Union Street Trust
Fidelity Devonshire Trust                Fidelity Union Street Trust II
Fidelity Exchange Fund                   Fidelity Yen Performance Portfolio, L.P.
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint
J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-8B-2, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 3, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d               January 3, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint John H. Costello and John E. Ferris each of them singly my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue
hereof.   This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber__________   December 19, 1996

Kenneth A. Rathgeber

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk